                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-4025
                                   ---------------------------------------------

                        AMERICAN CENTURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:     5-31
                           -----------------------------------------------------

Date of reporting period:    08-31-2005
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
AUGUST 31, 2005
[american century logo and text logo]

TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 103.1%
ALABAMA - 3.0%
        $2,500,000  Birmingham Public Park &
                    Recreation Board Rev., (Children's
                    Zoo), VRDN, 2.61%, 9/1/05 (LOC:
                    AmSouth Bank)                                 $   2,500,000
         4,105,000  Brundidge Combined Utilities Rev.,
                    Series 2002 A, VRDN, 2.59%,
                    9/1/05 (LOC: SouthTrust Bank N.A.)                4,105,000
         2,135,000  Tuscaloosa Health Care Auth. Rev.,
                    (Pine Valley), VRDN, 2.61%,
                    9/1/05 (LOC: AmSouth Bank)                        2,135,000
                                                                 ---------------
                                                                      8,740,000
                                                                 ---------------
ARIZONA - 2.3%
         6,750,000  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 2.73%,
                    9/1/05 (LOC: Wells Fargo Bank N.A)                6,750,000
                                                                 ---------------
CALIFORNIA - 11.3%
         1,471,000  Alameda County Industrial
                    Development Auth. Rev., (Design
                    Workshops), VRDN, 2.83%, 9/1/05
                    (LOC: Wells Fargo Bank N.A.)                      1,471,000
        12,100,000  City of Vallejo COP, VRDN, 2.44%,
                    9/1/05 (LOC: Union Bank of
                    California N.A.)(1)                              12,100,000
         7,000,000  Puttable Floating Option Tax-Exempt
                    Receipts, VRDN, 3.11%, 9/1/05                     7,000,000
        12,000,000  San Bernardino County Housing
                    Auth. Rev., Series 2002 C, VRDN,
                    3.51%, 9/1/05                                    12,000,000
                                                                 ---------------
                                                                     32,571,000
                                                                 ---------------
COLORADO - 3.9%
         3,235,000  Arvada Water Enterprise Rev.,
                    VRDN, 2.65%, 9/1/05 (FSA)
                    (SBBPA: Dexia Credit Local)                       3,235,000
         2,100,000  Colorado Health Facilities Auth. Rev.,
                    (Boulder Community Hospital),
                    VRDN, 2.52%, 9/7/05 (LOC: Bank
                    One Colorado N.A.)                                2,100,000
         5,800,000  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN,
                    2.59%, 9/1/05 (LOC: U.S. Bank
                    Trust N.A.)                                       5,800,000
                                                                 ---------------
                                                                     11,135,000
                                                                 ---------------
FLORIDA - 4.2%
         1,260,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 2.50%, 9/1/05 (RADIAN)
                    (SBBPA: SunTrust Bank)                            1,260,000
         4,945,000  Florida Housing Finance Agency
                    Rev., VRDN, 2.62%, 9/1/05 (SBBPA:
                    Merrill Lynch Capital Services)
                    (Acquired 2/6/04-4/19/04, Cost
                    $4,945,000)(2)                                    4,945,000
         4,900,000  Jacksonville Health Facilities Auth.
                    Rev., Series 2004, (Baptist Medical
                    Center), 2.63%, 9/28/05 (Acquired
                    8/26/05, Cost $4,900,000) (LOC:
                    Bank of America N.A.)(2)                          4,900,000
           900,000  Seminole County Industrial
                    Development Auth. Rev., VRDN,
                    2.69%, 9/1/05 (LOC: Bank of
                    America N.A.)                                       900,000
                                                                 ---------------
                                                                     12,005,000
                                                                 ---------------

TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

GEORGIA - 0.9%
         2,725,000  Fulton County Development Auth.
                    Rev., (Automatic Data Processing),
                    VRDN, 2.65%, 9/15/05                              2,725,000
                                                                 ---------------
HAWAII - 1.7%
         3,000,000  Hawaii Pacific Health Rev., Series
                    2004 B, (Department Budget &
                    Finance), VRDN, 2.47%, 9/7/05
                    (RADIAN) (SBBPA: Bank of Nova
                    Scotia)                                           3,000,000
         2,000,000  Hawaii Pacific Health Rev., Series
                    2004 B-2, (Department Budget &
                    Finance), VRDN, 2.47%, 9/7/05
                    (RADIAN) (SBBPA: Bank of Nova
                    Scotia)                                           2,000,000
                                                                 ---------------
                                                                      5,000,000
                                                                 ---------------
IDAHO - 1.0%
         3,000,000  Lincoln County Industrial
                    Development Corp. Rev., (Double A
                    Dairy), VRDN, 2.73%, 9/1/05
                    (LOC: Bank of America N.A.)                       3,000,000
                                                                 ---------------
ILLINOIS - 0.8%
         2,400,000  Illinois Finance Auth. Rev.,
                    (Institutional Gas Technology),
                    VRDN, 2.61%, 9/1/05 (LOC: Harris
                    Trust & Savings Bank)                             2,400,000
                                                                 ---------------
INDIANA - 9.2%
         2,800,000  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC),VRDN, 2.73%, 9/1/05
                    (LOC: Bank of the West)                           2,800,000
         6,000,000  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN, 2.73%,
                    9/1/05 (LOC: Bank of New York)                    6,000,000
         1,610,000  Morgan County Rev., Series 2002 A,
                    (Morgan Hospital & Medical
                    Center), VRDN, 2.62%, 9/1/05
                    (LOC: Fifth Third Bank)                           1,610,000
        12,075,000  Morgan County Rev., Series 2002 B,
                    (Morgan Hospital & Medical
                    Center), VRDN, 2.62%, 9/1/05
                    (LOC: Fifth Third Bank)                          12,075,000
         4,000,000  Vincennes Economic Development
                    Rev., (Grandview Care Inc.),
                    VRDN, 2.55%, 9/1/05 (LOC: Bank
                    One N.A.)                                         4,000,000
                                                                 ---------------
                                                                     26,485,000
                                                                 ---------------
KENTUCKY - 2.5%
         5,000,000  Kentucky Asset Liability
                    Commission Tax and Rev.
'                   Anticipation Notes, Series 2005 A,
                    4.00%, 6/28/06                                    5,053,204
         1,000,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 2.59%,
                    9/1/05 (LOC: U.S. Bank N.A.)                      1,000,000
         1,000,000  Winchester Industrial Building Rev.,
                    (Kroger Co.), VRDN, 2.59%,
                    9/1/05 (LOC: U.S. Bank N.A.)                      1,000,000
                                                                 ---------------
                                                                      7,053,204
                                                                 ---------------
LOUISIANA - 1.0%
         2,800,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 2.46%, 9/7/05 (LOC:
                    SunTrust Bank)                                    2,800,000
                                                                 ---------------

TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

MARYLAND - 0.4%
         1,000,000  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American Societies),
                    VRDN, 2.46%, 9/7/05 (LOC:
                    SunTrust Bank)                                    1,000,000
                                                                 ---------------
MASSACHUSSETTS - 1.4%
         4,000,000  Massachusetts Development
                    Finance Agency Rev., Series 2005 A,
                    (Suffolk University), VRDN, 2.44%,
                    9/7/05 (Assured Guarantee) (SBBPA:
                    Citizens Bank of Massachusetts)                   4,000,000
                                                                 ---------------
MINNESOTA - 4.7%
         7,140,000  Dakota County Community
                    Development Agency Rev., (Catholic
                    Finance Corp.), VRDN, 2.52%,
                    9/7/05 (LOC: U.S. Bank N.A.)                      7,140,000
         6,500,000  East Grand Forks Rev., (American
                    Crystal Sugar Co.), VRDN,
                    2.73%, 9/1/05 (LOC: Wachovia
                    Bank, N.A.)                                       6,500,000
                                                                 ---------------
                                                                     13,640,000
                                                                 ---------------
MISSISSIPPI - 1.5%
         1,750,000  De Soto County School District
                    GO, 3.50%, 5/1/06 (FGIC)                          1,757,372
         2,570,000  Mississippi Business Finance Corp.
                    Rev., Series 2004 B, VRDN,
                    2.61%, 9/1/05 (LOC: Wells Fargo
                    Bank N.A.)                                        2,570,000
                                                                 ---------------
                                                                      4,327,372
                                                                 ---------------
MISSOURI - 9.0%
         6,700,000  Jackson County Industrial
                    Development Auth. Rev., (Linda
                    Hall Library), VRDN, 2.61%, 9/1/05
                    (LOC: Commerce Bank N.A.)                         6,700,000
         2,610,000  Kansas City Industrial Development
                    Auth. Rev., (Plaza Manor
                    Nursing), VRDN, 2.64%, 9/1/05
                    (LOC: Comerica Bank)                              2,610,000
         7,195,000  Kansas City Tax Allocation Rev.,
                    Series 2003 A, (Chouteau I-35),
                    VRDN, 2.69%, 9/1/05 (MBIA)
                    (SBBPA: JPMorgan Chase Bank)                      7,195,000
         9,400,000  Missouri State Health & Educational
                    Facilities Auth. COP, (Pembroke
                    Hill School), VRDN, 2.61%, 9/1/05
                    (LOC: Commerce Bank N.A.)                         9,400,000
                                                                 ---------------
                                                                     25,905,000
                                                                 ---------------
MULTI-STATE - 2.1%
         6,062,458  Koch Floating Rate Trust Various
                    States Rev., Series 2001-1,
                    VRDN, 2.69%, 9/1/05 (Ambac)
                    (SBBPA: State Street Bank &
                    Trust Co.) (Acquired 11/4/02-
                    7/2/04, Cost $6,062,458)(2)                       6,062,458
                                                                 ---------------
NEVADA - 1.3%
         3,600,000  Clark County Economic
                    Development Rev., (Lutheran
                    Secondary School Association),
                    VRDN, 2.70%, 9/1/05 (LOC:
                    Allied Irish Bank plc)                            3,600,000
                                                                 ---------------
NEW HAMPSHIRE - 0.5%
         1,390,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 B,
                    (South New Hampshire Medical
                    Center), VRDN, 2.59%, 9/1/05
                    (RADIAN) (SBBPA: Fleet National
                    Bank)                                             1,390,000
                                                                 ---------------

TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

NORTH CAROLINA - 4.7%
        11,900,000  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., Series 2001 C, (Village at
                    Brookwood), VRDN, 2.47%, 9/7/05
                    (LOC: Branch Banking & Trust)                    11,900,000
         1,580,000  North Carolina Medical Care
                    Commission Retirement Facilities
                    Rev., (Aldersgate), VRDN, 2.47%,
                    9/7/05 (LOC: Branch Banking
                    & Trust)                                          1,580,000
                                                                 ---------------
                                                                     13,480,000
                                                                 ---------------
OHIO - 0.7%
         1,990,000  County of Trumbull Rev., (Shepherd
                    Valley), VRDN, 2.45%, 9/1/05
                    (RADIAN) (SBBPA: Fleet National
                    Bank)                                             1,990,000
                                                                 ---------------
OREGON - 4.5%
        13,100,000  Port of Portland Public Grain
                    Elevator Rev., (Columbia Grain Inc.),
                    VRDN, 2.63%, 9/1/05 (LOC:
                    Wachovia Bank, N.A.)                             13,100,000
                                                                 ---------------
TENNESSEE - 6.6%
         7,880,000  Bradley County Industrial
                    Development Board Rev., (Kroger
                    Co.), VRDN, 2.59%, 9/1/05 (LOC:
                    U.S. Bank N.A.)                                   7,880,000
           700,000  Cookeville Industrial Development
                    Board Rev., Series 2001 A,
                    (Advocacy & Resources Project),
                    VRDN, 2.61%, 9/1/05 (LOC:
                    AmSouth Bank)                                       700,000
         2,300,000  Knox County Industrial Development
                    Board Rev., (Kroger Co.), VRDN,
                    2.59%, 9/1/05 (LOC: U.S. Bank
                    Trust N.A.)                                       2,300,000
         8,200,000  Shelby County Health Educational
                    & Housing Facilities Board Rev.,
                    (Kings Daughter & Sons), VRDN,
                    2.61%, 9/1/05 (LOC: AmSouth
                    Bank)                                             8,200,000
                                                                 ---------------
                                                                     19,080,000
                                                                 ---------------
TEXAS - 13.6%
        10,000,000  Crawford Education Facilities
                    Corp. Rev., (University Package
                    System A), VRDN, 2.58%, 9/1/05
                    (LOC: BNP Paribas)                               10,000,000
         5,500,000  Gulf Coast Industrial Development
                    Auth. Rev., (Petrounited Term Inc.),
                    VRDN, 2.60%, 9/1/05 (LOC: BNP
                    Paribas)                                          5,500,000
         3,000,000  Hale County Industrial Development
                    Corp. Rev., (Struikmans), VRDN,
                    2.73%, 9/1/05 (LOC: Bank of
                    the West)                                         3,000,000
         4,000,000  Hale County Industrial Development
                    Corp. Rev., (White River Ranch),
                    VRDN, 2.73%, 9/1/05 (LOC: Wells
                    Fargo Bank N.A)                                   4,000,000
         2,470,000  Lubbock Health Facilities
                    Development Corp. Rev., (Saint
                    Joseph Health System), 5.00%,
                    7/1/06 (FSA)                                      2,513,248
         3,920,000  San Antonio Education Facilities
                    Corp. Rev., Series 2004 A, (Phase
                    1 Dormitory), VRDN, 2.65%, 9/1/05
                    (LOC: Allied Irish Bank plc)                      3,920,000
        10,000,000  Texas Tax & Rev. Anticipation Notes,
                    4.50%, 8/31/06(3)                                10,145,200
                                                                 ---------------
                                                                     39,078,448
                                                                 ---------------
VERMONT - 3.2%
         2,285,000  Vermont Educational & Health
                    Buildings Financing Agency Rev.,
                    Series 2004 B, (Landmark College),
                    VRDN, 2.62%, 9/1/05 (RADIAN)
                    (LOC: SunTrust Bank)                              2,285,000

TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         7,000,000  Vermont Student Assistance Corp.
                    Rev., VRDN, 2.60%, 9/1/05
                    (Guaranteed Student Loans) (LOC:
                    State Street Bank & Trust Co.)                    7,000,000
                                                                 ---------------
                                                                      9,285,000
                                                                 ---------------
VIRGINIA - 3.1%
         2,400,000  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 2.45%, 9/1/05
                    (LOC: Regions Bank)                               2,400,000
         6,600,000  Suffolk Industrial Development Auth.
                    Rev., (Lake Prince Center), VRDN,
                    2.52%, 9/7/05 (LOC: Branch
                    Banking & Trust)                                  6,600,000
                                                                 ---------------
                                                                      9,000,000
                                                                 ---------------
WASHINGTON - 4.0%
           965,000  Pierce County Economic
                    Development Corporate Rev.,
                    (K & M Holdings II), VRDN, 2.99%,
                    9/7/05 (LOC: Wells Fargo Bank
                    N.A.) (Acquired 11/17/97, Cost
                    $965,000)(2)                                        965,000
        10,670,000  Port of Seattle Rev., Series 2005
                    A1, 2.65%, 10/7/05 (Acquired
                    8/30/05, Cost $10,670,000) (LOC:
                    Bank of America N.A.)(2)                         10,670,000
                                                                 ---------------
                                                                     11,635,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 103.1%                                297,237,482
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - (3.1)%                                (9,014,110)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 288,223,372
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
(1)  Security, or a portion thereof, has been segregated for a when-issued security.
(2)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at August 31, 2005, was
     $27,542,458, which represented 9.6% of net assets.
(3)  When-issued security.

TAX FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments     $ 297,237,482
                                   ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
AUGUST 31, 2005
[american century logo and text logo]

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 98.9%
ALABAMA - 1.3%
        $1,000,000  Alabama Board of Education Rev., (Calhoun
                    Community College), 5.00%, 5/1/20 (Ambac)     $   1,090,810
           865,000  Alabama Water Pollution Control
                    Auth. GO, 5.75%, 8/15/18 (Ambac)                    960,202
           190,000  East Central Industrial Development
                    Auth. Rev., 5.25%, 9/1/08, Prerefunded
                    at 100% of Par (Ambac)(1)                           202,111
           810,000  East Central Industrial Development Auth.
                    Rev., 5.25%, 9/1/13, Prerefunded at 100%
                    of Par (Ambac)(1)                                   857,660
         1,875,000  Helena Utilities Board Water & Sewer
                    Rev., 5.75%, 4/1/20 (MBIA)                        2,132,457
         1,435,000  Helena Utilities Board Water & Sewer
                    Rev., 5.75%, 4/1/22 (MBIA)                        1,630,217
         1,250,000  Huntsville Health Care Auth. Rev.,
                    Series 2002 A, 3.80%, 6/1/06 (MBIA)               1,257,625
                                                                 ---------------
                                                                      8,131,082
                                                                 ---------------
ARIZONA - 9.9%
         1,275,000  Arizona Health Facilities Auth. Rev.,
                    (Blood Systems Incorporated), 4.00%,
                    4/1/12                                            1,290,440
         1,175,000  Arizona Health Facilities Auth. Rev.,
                    (Blood Systems Incorporated), 4.50%,
                    4/1/16                                            1,193,788
         1,000,000  Arizona Tourism & Sports Auth. Rev.,
                    (Baseball Training Facilities) 5.00%,
                    7/1/11                                            1,057,650
         1,000,000  Arizona Tourism & Sports Auth. Rev.,
                    (Baseball Training Facilities) 5.00%,
                    7/1/12                                            1,060,760
         2,925,000  Chandler Water & Sewer Rev., 4.50%,
                    7/1/06 (FSA)                                      2,965,453
         2,130,000  Energy Management Services LLC Rev.,
                    (Arizona State University - Main Campus),
                    4.50%, 7/1/12 (MBIA)                              2,277,737
         1,930,000  Gilbert Water Resource Municipal Property
                    Corp. Rev., (Development Fee & Sub-Lien),
                    4.25%, 4/1/11                                     1,934,304
         3,000,000  Gilbert Water Resource Municipal Property
                    Corp. Rev., (Development Fee & Sub-Lien),
                    4.90%, 4/1/19                                     3,023,040
         1,000,000  Glendale Water & Sewer Rev., 5.00%,
                    7/1/06 (FGIC)                                     1,017,920
         4,000,000  Maricopa County Community College District
                    GO, Series 1997 B, 5.00%, 7/1/06                  4,111,440
         1,155,000  Maricopa County Gilbert Unified School
                    District No. 41 GO, 5.75%, 7/1/11 (FSA)           1,306,929
         1,000,000  Maricopa County Peoria Unified School
                    District No. 11 GO, (School Improvement),
                    4.25%, 7/1/18 (Ambac)                             1,032,860
         2,415,000  Maricopa County Saddle Mountain Unified
                    School District No. 90 GO, Series 2003 A,
                    5.25%, 7/1/11                                     2,595,884
         2,000,000  Maricopa County Saddle Mountain Unified
                    School District No. 90 GO, Series 2003 A,
                    5.25%, 7/1/12                                     2,161,100
         1,000,000  Mohave County Community College District
                    Rev., (State Board of Directors), 6.00%,
                    3/1/20 (MBIA)                                     1,107,640
         1,655,000  Mohave County Industrial Development Auth.
                    GO, Series 2004 A, (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)                                     1,810,669
        10,000,000  Phoenix Civic Improvement Corp. Rev.,
                    Series 2005 A, (Plaza Expansion), 5.00%,
                    7/1/35 (FGIC)                                    10,675,899
         4,000,000  Phoenix GO, Series 2005 B, 4.25%, 7/1/22(2)       4,056,040
         1,200,000  Pima County Indian Oasis-Baboquivari Unified
                    School District No. 40 GO, Series 2002 A,
                    4.60%, 7/1/13 (MBIA)                              1,282,188
         2,600,000  Pima County Tucson Unified School District
                    No. 1 GO, 4.625%, 7/1/13 (FSA)                    2,785,276

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         3,135,000  Pima County Unified School District
                    No. 10 GO, 5.00%, 7/1/10 (FSA)                    3,390,816
         3,970,000  Pinal County COP, 5.00%, 12/1/25(2)               4,135,351
         1,425,000  Pinal County COP, 5.00%, 12/1/26                  1,483,254
         3,085,000  South Tucson Municipal Property Corp.
                    Rev., 5.50%, 6/1/24                               3,235,548
         1,845,000  West Campus Housing Student Housing
                    Rev., (Arizona State University),
                    5.00%, 7/1/30 (Ambac)                             1,968,154
                                                                 ---------------
                                                                     62,960,140
                                                                 ---------------
ARKANSAS - 0.3%
           725,000  Fort Smith Sales and Use Tax Rev.,
                    Series 2001 A, 4.375%, 12/1/11                      731,039
         1,000,000  Washington County Rev., Series 2005 B
                    (Regional Medical Center), 5.00%, 2/1/12          1,052,020
                                                                 ---------------
                                                                      1,783,059
                                                                 ---------------
CALIFORNIA - 5.9%
         1,500,000  California Educational Facilities Auth.
                    Rev., Series 2005 A, (Mills College),
                    5.00%, 9/1/29                                     1,556,805
         1,000,000  California Public Works Board Lease COP,
                    Series 1994 A, (Various University of
                    California Projects), 6.20%, 10/1/08              1,022,530
           890,000  California Special Districts Association
                    Finance Corp. COP, Series 2005 RR, 5.00%,
                    8/1/35 (XLCA)                                       936,529
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series 2002 E,
                    (Kaiser Permanente), 4.70%, 6/1/09                1,038,570
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series 2005 B,
                    (Thomas Jefferson School of Law),
                    4.875%, 10/1/31(3)                                1,009,170
         1,075,000  California Statewide Communities
                    Development Auth. Water & Waste Rev.,
                    Series 2004 A, (Pooled Financing Program),
                    5.00%, 10/1/12 (FSA)                              1,184,564
         2,000,000  California Statewide Communities
                    Development Auth. Water & Waste Rev.,
                    Series 2004 A, (Pooled Financing Program),
                    5.25%, 10/1/19 (FSA)                              2,218,580
         1,615,000  Campbell COP, (Civic Center), 5.83%,
                    10/1/31 (Ambac)(4)                                  483,208
         1,615,000  Campbell COP, (Civic Center), 5.83%,
                    10/1/32 (Ambac)(4)                                  460,146
         1,000,000  City of Orinda COP, (City Offices),
                    4.50%, 7/1/35 (Ambac)(3)                          1,000,500
         2,000,000  Coachella Financing Auth. Tax Allocation
                    Rev., Series 2004 B, (Redevelopment
                    Project No. 4), 5.25%, 9/1/34 (XLCA)              2,159,040
         3,000,000  Imperial Irrigation District COP, (Water
                    Systems), 5.50%, 7/1/29 (Ambac)                   3,315,030
         5,000,000  Los Angeles Department of Water & Power
                    Rev., Series 2001 AA3, (Power Systems),
                    5.25%, 7/1/24                                     5,084,250
         2,200,000  Manteca Unified School District GO, 5.25%,
                    8/1/23 (FSA)                                      2,431,396
         1,575,000  Plumas Unified School District GO, Series
                    2005 B, (2002 Election), 5.00%, 8/1/26
                    (FSA)(3)                                           1,694,149
         1,120,000  San Diego Public Water Facilities
                    Financing Auth. Rev., 5.00%, 8/1/24 (MBIA)        1,205,982
         2,145,000  San Francisco Uptown Parking Corporation
                    Rev., (Union Square), 5.50%, 7/1/15 (MBIA)        2,394,378
         1,000,000  San Francisco Uptown Parking Corporation
                    Rev., (Union Square), 6.00%, 7/1/20 (MBIA)        1,138,040
         2,000,000  San Francisco Uptown Parking Corporation
                    Rev., (Union Square), 6.00%, 7/1/31 (MBIA)        2,272,680

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         2,970,000  San Mateo County Joint Powers Auth.
                    Lease Rev., (Capital Projects Program),
                    6.50%, 7/1/16 (MBIA)                              3,663,109
         1,100,000  Val Verde Unified School District COP,
                    Series 2005 B, (Construction), 5.00%,
                    1/1/30 (FGIC)                                     1,168,618
                                                                 ---------------
                                                                     37,437,274
                                                                 ---------------
COLORADO - 3.0%
         1,100,000  Arapahoe County Water & Wastewater
                    Public Improvement District GO, Series
                    2002 B, 5.75%, 12/1/17 (MBIA)                     1,257,586
         1,550,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (Excel Academy
                    Charter School), 5.50%, 12/1/33 (XLCA)            1,725,212
         1,210,000  Colorado Educational & Cultural Facilities
                    Auth. Rev., Series 2005 A, (Ridgeview
                    Charter School), 5.50%, 8/15/35 (XLCA)            1,343,645
           530,000  Colorado Educational & Cultural Facilities
                    Auth. Rev., (University Facilities-
                    Northwest Nazarene), 4.50%, 11/1/09                 540,319
           900,000  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.75%, 11/1/10                                      934,803
           800,000  Colorado Educational & Cultural Facilities
                    Auth. Rev., (University Facilities-
                    Northwest Nazarene), 4.60%, 11/1/16                 801,744
           325,000  Colorado Health Facilities Auth. Rev.,
                    (Vail Valley Medical Center) 4.00%, 1/15/06         325,731
           500,000  Colorado Health Facilities Auth. Rev.,
                    (Vail Valley Medical Center) 4.00%, 1/15/07         503,585
           685,000  Colorado Health Facilities Auth. Rev., (Vail
                    Valley Medical Center) 4.50%, 1/15/09               702,262
           450,000  Colorado Water Resources & Power Development
                    Auth. Rev., Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par(1)                       513,801
            50,000  Colorado Water Resources & Power Development
                    Auth. Rev., Series 2000 A, 6.25%, 9/1/16             57,206
         1,430,000  Denver West Metropolitan District GO, 5.25%,
                    12/1/24                                           1,487,372
         1,000,000  Douglas & Elbert Counties School District
                    No. Re-1 GO, 5.50%, 12/15/14 (FGIC/State
                    Aid Withholding)                                  1,153,690
         1,000,000  Douglas & Elbert Counties School District
                    No. Re-1 GO, Series 2002 B, 5.75%, 12/15/12,
                    Prerefunded at 100% of Par (FSA/State Aid
                    Withholding)(1)                                   1,150,320
         1,100,000  Eagle Bend Metropolitan District No. 2 GO,
                    5.25%, 12/1/23 (RADIAN)                           1,178,177
         5,000,000  University of Colorado Regents COP, 6.00%,
                    12/1/22 (MBIA-IBC)(2)                             5,612,399
                                                                 ---------------
                                                                     19,287,852
                                                                 ---------------
CONNECTICUT - 0.8%
         2,150,000  City of Bridgeport GO, Series 2004 A,
                    5.25%, 8/15/22 (MBIA)                             2,371,859
         2,215,000  New Haven Air Rights Package Facility
                    Rev., 5.00%, 12/1/10 (Ambac)                      2,403,939
                                                                 ---------------
                                                                      4,775,798
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.4%
         1,385,000  District of Columbia GO, Series 1999 B,
                    5.50%, 6/1/09 (FSA)                               1,498,791
         1,155,000  District of Columbia Rev., (Gonzaga
                    College High School), 5.20%,
                    7/1/12 (FSA)                                      1,242,896
                                                                 ---------------
                                                                      2,741,687
                                                                 ---------------

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

FLORIDA - 1.1%
         2,585,000  Greater Orlando Aviation Auth. Rev.,
                    Series 2003 A, 5.00%, 10/1/13 (FSA)               2,842,492
         1,465,000  Martin County Health Facilities Auth.
                    Rev., Series 2002 A, (Martin Memorial
                    Medical Center), 3.60%, 11/15/05                  1,465,073
         1,500,000  Martin County Health Facilities Auth.
                    Rev., Series 2002 A, (Martin Memorial
                    Medical Center), 4.00%, 11/15/06                  1,505,325
         1,000,000  Orlando Utilities Commission Water
                    & Electric Rev., Series 1989 D,
                    6.75%, 10/1/17(1)                                 1,234,620
                                                                 ---------------
                                                                      7,047,510
                                                                 ---------------
GEORGIA - 0.4%
           255,000  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%, 1/1/09,
                    Prerefunded at 100% of Par (MBIA-IBC)(1)            277,958
            20,000  Georgia Municipal Electric Power Auth.
                    Rev., Series 1991 V, 6.50%, 1/1/12
                    (MBIA-IBC)                                           22,571
           615,000  Georgia Municipal Electric Power Auth.
                    Rev., Series 1991 V, 6.50%, 1/1/12
                    (MBIA-IBC)                                          699,126
           110,000  Georgia Municipal Electric Power Auth.
                    Rev., Series 1991 V, 6.50%, 1/1/12
                    (MBIA-IBC)(1)                                       127,235
         1,195,000  Gwinnett County Water & Sewer Auth.
                    Rev., 4.00%, 8/1/14                               1,241,508
           245,000  Gwinnett County Water & Sewer Auth. Rev.,
                    4.00%, 8/1/15                                       253,769
                                                                 ---------------
                                                                      2,622,167
                                                                 ---------------
HAWAII - 0.1%
           500,000  Maui County GO, Series 2000 A, 6.50%,
                    3/1/10, Prerefunded at 101% of Par
                    (FGIC)(1)                                           573,700
                                                                 ---------------
IDAHO - 0.2%
         1,000,000  Blaine County Hailey School District
                    No. 61 GO, 5.00%, 7/30/10 (Ambac)                 1,080,790
                                                                 ---------------
ILLINOIS - 5.6%
         2,000,000  Bedford Park GO, Series 2004 A, 5.25%,
                    12/15/20 (FSA)                                    2,222,580
         4,000,000  Chicago O'Hare International Airport
                    Rev., Series 1993 A, (Senior Lien),
                    5.00%, 1/1/12 (MBIA-IBC)(2)                       4,352,200
         1,000,000  Chicago O'Hare International Airport
                    Rev., Series 2004 A, 5.00%,
                    1/1/26 (MBIA)                                     1,063,970
         2,000,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%, 12/15/20 (Ambac)           2,457,180
           595,000  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.00%, 5/15/08                         617,586
           655,000  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.125%, 5/15/10                        694,208
           400,000  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.75%, 5/15/16                         433,128
         1,155,000  Illinois Finance Auth. Rev., Series
                    2005 A, (Depaul University), 5.00%,
                    10/1/14                                           1,243,577
         1,000,000  Illinois Finance Auth. Rev., Series
                    2005 A, (Depaul University), 5.00%,
                    10/1/15                                           1,077,970
         1,140,000  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical Hospital),
                    6.75%, 4/15/12(1)                                 1,315,298

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         1,000,000  Illinois Regional Transportation Auth.
                    Rev., Series 1990 A, 7.20%,
                    11/1/20 (Ambac)                                   1,285,910
           930,000  Kane County Geneva Community Unit
                    School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                               1,110,811
         1,105,000  Ogle Lee & De Kalb Counties Township
                    High School District No.
                    212 GO, 6.00%, 12/1/17 (MBIA)                     1,269,833
         1,220,000  Ogle Lee & De Kalb Counties Township
                    High School District No.
                    212 GO, 6.00%, 12/1/18 (MBIA)                     1,396,802
         1,855,000  Peoria County School District No. 150
                    Peoria GO, Series 2005 A,
                    5.00%, 1/1/10 (FSA)                               1,988,634
         1,295,000  Town of Cicero GO, Series 2005 A,
                    5.00%, 1/1/14 (XLCA)                              1,421,042
         4,985,000  Town of Cicero GO, Series 2005 A,
                    5.00%, 1/1/15 (XLCA)(2)                           5,486,093
         1,250,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)                              1,379,350
         1,000,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)                              1,101,840
         1,000,000  University of Illinois COP, (Utility
                    Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                    1,073,690
         2,075,000  Will County School District No. 88 GO,
                    Series 2005 A, 5.25%, 1/1/24 (FSA)                2,282,894
                                                                 ---------------
                                                                     35,274,596
                                                                 ---------------
INDIANA - 1.2%
         1,900,000  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.), 5.375%,
                    12/1/12 (MBIA)                                    2,019,168
           780,000  Indiana Transportation Finance Auth.
                    Rev., Series 1990 A, 7.25%, 6/1/15                  968,378
           220,000  Indiana Transportation Finance Auth.
                    Rev., Series 1990 A, 7.25%, 6/1/15(1)               258,962
         1,500,000  Mount Vernon of Hancock County
                    Multi-School Building Corp.
                    Rev., Series 2001 B, (First Mortgage),
                    5.75%, 7/15/11 (Ambac)                            1,697,400
         1,650,000  Valparaiso Middle Schools Building
                    Corp. Rev., (First Mortgage), 5.75%,
                    7/15/11, Prerefunded at 100% of Par
                    (FGIC)(1)                                         1,867,140
         1,000,000  Zionsville Community Schools Building
                    Corp. GO, (First Mortgage), 5.75%,
                    7/15/15 (FGIC/State Aid Withholding)              1,123,520
                                                                 ---------------
                                                                      7,934,568
                                                                 ---------------
IOWA - 0.5%
         3,350,000  Coralville GO, Series 2005 K-2,
                    5.00%, 6/1/07                                     3,440,149
                                                                 ---------------
KANSAS - 0.4%
         1,280,000  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                  1,378,777
         1,195,000  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                  1,289,262
                                                                 ---------------
                                                                      2,668,039
                                                                 ---------------
KENTUCKY - 3.2%
        20,000,000  Kentucky Asset Liability Commission
                    Tax and Rev. Anticipation Notes,
                    Series 2005 A, 4.00%, 6/28/06                    20,193,808
                                                                 ---------------
LOUISIANA - 0.5%
         1,740,000  Louisiana Local Government Environmental
                    Facilities & Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                             1,910,937

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         1,215,000  Louisiana Local Government Environmental
                    Facilities & Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/35 (Ambac)                             1,321,252
                                                                 ---------------
                                                                      3,232,189
                                                                 ---------------
MASSACHUSSETTS - 1.1%
         5,660,000  Massachusetts Bay Transportation Auth.
                    Assessment Rev., Series 2005 A,
                    5.00%, 7/1/24(3)                                  6,123,328
         1,000,000  Massachusetts Health & Educational
                    Facilities Auth. Rev., Series
                    1992 F, 6.25%, 7/1/12 (Ambac)                     1,106,100
                                                                 ---------------
                                                                      7,229,428
                                                                 ---------------
MICHIGAN - 2.9%
         3,500,000  Detroit GO, Series 2004 A-1, 5.25%,
                    4/1/23 (Ambac)                                    3,835,054
         1,485,000  Grand Valley State University Rev.,
                    5.75%, 12/1/10 (FGIC)                             1,665,220
         2,345,000  Michigan Higher Education Facilities
                    Auth. Rev., (Limited Obligation -
                    Hillsdale College), 5.00%, 3/1/26                 2,455,731
         1,000,000  Michigan Hospital Finance Auth. Rev.,
                    Series 1999 A, (Ascension Health Credit),
                    5.25%, 11/15/05 (MBIA)                            1,004,910
           575,000  Taylor GO, 5.00%, 9/1/11 (MBIA)                     627,653
         1,400,000  Taylor GO, 5.00%, 9/1/14 (MBIA)                   1,553,860
         2,010,000  Wayne Charter County Airport Rev.,
                    Series 2002 C, 5.00%, 12/1/11 (FGIC)              2,187,242
         2,215,000  Wayne Charter County Airport Rev.,
                    Series 2002 C, 5.375%, 12/1/13 (FGIC)             2,468,285
         2,335,000  Wayne Charter County Airport Rev.,
                    Series 2002 C, 5.375%, 12/1/14 (FGIC)             2,592,247
                                                                 ---------------
                                                                     18,390,202
                                                                 ---------------
MINNESOTA - 0.4%
           800,000  City of Chaska Rev., Series 2005 A,
                    (Generating Facilities), 5.00%,
                    10/1/30                                             839,384
         1,500,000  Minnesota Higher Education Facilities
                    Auth. Rev., Series 2005-6G, (Saint
                    John University), 5.00%, 10/1/12                  1,631,205
                                                                 ---------------
                                                                      2,470,589
                                                                 ---------------
MISSOURI - 2.5%
         1,200,000  Camdenton Reorganized School District
                    No. R-III GO, 5.25%, 3/1/22 (FSA)                 1,337,160
           400,000  City of Riverside Tax Allocation
                    Rev., (L-385 Levee), 3.25%, 5/1/06                  398,964
           855,000  City of Riverside Tax Allocation Rev.,
                    (L-385 Levee), 4.00%, 5/1/09                        857,514
           880,000  City of Riverside Tax Allocation Rev.,
                    (L-385 Levee), 4.00%, 5/1/10                        882,006
           500,000  Des Peres GO, 5.25%, 2/1/19 (Ambac)                 559,235
         1,145,000  Jackson County Public Building Corp.
                    COP, Series 2000 A, 6.00%, 11/1/18                1,237,963
         2,775,000  Missouri Development Finance Board COP,
                    Series 2000 A, (Midtown Redevelopment),
                    5.75%, 4/1/22 (MBIA)                              3,050,752

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         2,000,000  Missouri Development Finance Board
                    Rev., Series 2005 A, (Branson
                    Landing), 4.75%, 6/1/25(3)                        2,016,960
         2,500,000  Missouri Development Finance Board
                    Rev., Series 2005 A, (Branson
                    Landing), 5.00%, 6/1/35(3)                        2,563,850
         2,875,000  Missouri Health & Educational
                    Facilities Auth. Rev., Series 1998 A,
                    (Park Lane Medical Center), 5.60%,
                    1/1/15 (MBIA)                                     3,172,217
                                                                 ---------------
                                                                     16,076,621
                                                                 ---------------
NEVADA - 1.3%
         1,000,000  Clark County School District GO,
                    Series 1997 B, (Building & Renovation),
                    5.25%, 6/15/07, Prerefunded at 101% of
                    Par (FGIC)(1)                                     1,049,930
         3,295,000  Las Vegas Redevelopment Agency Tax
                    Increment Rev., Series 2003 A,
                    (Fremont Street), 4.50%, 6/15/10                  3,386,666
         1,550,000  Reno Sales and Room Tax Rev., (ReTrac-
                    Reno Transportation Rail Access Corridor),
                    (Senior Lien), 5.50%, 6/1/19 (Ambac)              1,730,405
         1,865,000  Reno Sales and Room Tax Rev., (ReTrac-
                    Reno Transportation Rail Access Corridor),
                    (Senior Lien), 5.50%, 6/1/20 (Ambac)              2,077,927
                                                                 ---------------
                                                                      8,244,928
                                                                 ---------------
NEW HAMPSHIRE - 1.4%
           540,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 2.50%, 10/1/05                 539,644
           675,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 3.00%, 10/1/06                 670,295
           765,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 3.25%, 10/1/07                 759,048
         1,660,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 5.00%, 10/1/11               1,741,755
           680,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 5.00%, 10/1/12                 716,414
         1,030,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 5.00%, 10/1/13               1,082,489
         3,000,000  New Hampshire Health & Education
                    Facilities Auth. Rev., Series 2004 A,
                    (Kendal at Hanover), 5.00%, 10/1/18               3,093,780
                                                                 ---------------
                                                                      8,603,425
                                                                 ---------------
NEW JERSEY - 4.5%
         4,080,000  New Jersey Economic Development
                    Auth. Rev., Series 2005 A,
                    (Cranes Mill), 5.00%, 6/1/15                      4,249,116
         3,310,000  New Jersey Economic Development
                    Auth. Rev., Series 2005 A,
                    (Cranes Mill), 5.00%, 6/1/20                      3,356,803
        10,000,000  New Jersey Tax & Rev. Anticipation
                    Notes, Series 2005 A, 4.00%,
                    6/23/06                                          10,092,200
         4,235,000  New Jersey Transit Corporation COP,
                    5.00%, 10/1/12 (FSA)                              4,622,037
         5,595,000  New Jersey Transit Corporation COP,
                    5.00%, 10/1/13 (FSA)(2)                           6,131,728
                                                                 ---------------
                                                                     28,451,884
                                                                 ---------------

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

NEW MEXICO - 0.3%
         1,415,000  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/21 (Ambac)                                   1,600,889
                                                                 ---------------
NEW YORK - 3.2%
         2,975,000  City of New York GO, Series 2002 B,
                    5.25%, 8/1/09 (CIFG)                              3,197,530
         2,885,000  City of New York GO, Series 2002 C,
                    5.25%, 8/1/09 (CIFG)                              3,100,798
         5,000,000  City of New York GO, Series 2003 I,
                    5.75%, 3/1/20(2)                                  5,620,700
           855,000  Monroe County Industrial Development
                    Agency Rev., (Highland Hospital
                    Rochester), 4.00%, 8/1/09                           864,251
           710,000  Monroe County Industrial Development
                    Agency Rev., (Highland Hospital
                    Rochester), 4.00%, 8/1/10                           717,313
           890,000  Monroe County Industrial Development
                    Agency Rev., (Highland Hospital
                    Rochester), 4.00%, 8/1/10                           899,167
           920,000  Monroe County Industrial Development
                    Agency Rev., (Highland Hospital
                    Rochester), 5.00%, 8/1/11                           976,378
         1,000,000  New York Dormitory Auth. COP, Series
                    1995 A, (State University Educational
                    Facilities), 6.50%, 5/15/06                       1,024,130
         1,440,000  New York Dormitory Auth. Rev., Series
                    1990 A, (UNIC Educational Facilities),
                    7.50%, 5/15/13 (MBIA-IBC)                         1,825,200
         1,160,000  New York Thruway Auth. Service Contract
                    COP, 5.50%, 4/1/06                                1,177,794
         1,000,000  Niagara Falls Bridge Commission Toll
                    Rev., Series 1993 B, 5.25%, 10/1/15 (FGIC)        1,115,960
                                                                 ---------------
                                                                     20,519,221
                                                                 ---------------
NORTH CAROLINA - 3.7%
         1,300,000  Charlotte Airport Rev., Series
                    2004 A, 5.25%, 7/1/24 (MBIA)                      1,425,424
        11,500,000  North Carolina Capital Facilities
                    Finance Agency Rev., Series 2005
                    A, (Duke University), 5.00%, 10/1/41(2)          12,205,755
         2,000,000  North Carolina Eastern Municipal
                    Power Agency System Rev.,
                    Series 1993 B, 6.00%, 1/1/06 (FSA)                2,021,060
         2,500,000  North Carolina Medical Care Commission
                    Rev., Series 2004 A, (Health Care Housing
                    - ARC Projects), 5.50%, 10/1/24                   2,607,000
         1,000,000  North Carolina Municipal Power Agency
                    No. 1 Catawba Electric Rev.,
                    6.00%, 1/1/10 (MBIA)                              1,111,340
         2,000,000  North Carolina Municipal Power Agency
                    No. 1 Catawba Electric
                    Rev., Series 2003 A, 5.50%, 1/1/13                2,224,520
         1,100,000  University of North Carolina at Chapel
                    Hill Rev., Series 2005 A,
                    5.00%, 2/1/08                                     1,143,659
         1,000,000  University of North Carolina at Chapel
                    Hill Rev., Series 2005 A,
                    5.00%, 2/1/09                                     1,052,060
                                                                 ---------------
                                                                     23,790,818
                                                                 ---------------
NORTH DAKOTA - 0.3%
         1,500,000  Grand Forks Health Care System Rev.,
                    (Altru Health System
                    Obligation Group), 7.125%, 8/15/24                1,669,680
                                                                 ---------------
OHIO - 1.3%
           500,000  Erie County Hospital Facilities Rev.,
                    Series 2002 A, (Firelands
                    Regional Medical Center), 4.50%, 8/15/07            510,770
         1,150,000  Mad River Local School District GO,
                    (Classroom Facilities), 5.75%,
                    12/1/19 (FGIC)                                    1,313,162

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         1,700,000  Milford Exempt Village School District
                    GO, (School Improvement),
                    6.00%, 12/1/18 (FSA)                              1,956,700
           750,000  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve University),
                    6.50%, 10/1/20                                      940,305
         1,505,000  Summit County GO, 5.75%, 12/1/12,
                    Prerefunded at 101% of Par (FGIC)(1)              1,735,762
         1,550,000  Tri Valley Local School District GO,
                    5.75%, 12/1/21 (FGIC)                             1,751,004
                                                                 ---------------
                                                                      8,207,703
                                                                 ---------------
OKLAHOMA - 0.7%
         1,000,000  Comanche County Hospital Auth. Rev.,
                    5.00%, 7/1/11 (RADIAN)                            1,066,520
         1,525,000  Comanche County Hospital Auth. Rev.,
                    5.00%, 7/1/12 (RADIAN)                            1,633,199
         1,730,000  Durant Community Facilities Auth.
                    GO, 5.75%, 11/1/24 (XLCA)                         1,994,032
                                                                 ---------------
                                                                      4,693,751
                                                                 ---------------
OREGON - 2.1%
         1,000,000  Clackamas County School District
                    No. 86 GO, (Canby), 5.00%,
                    6/15/24 (FSA)                                     1,084,930
         1,475,000  Clackamas County School District
                    No. 108 GO, (Estacada), 5.25%,
                    6/15/19 (FSA)                                     1,696,811
         2,135,000  Clackamas County School District
                    No. 108 GO, (Estacada), 5.50%,
                    6/15/23 (FSA)                                     2,556,384
         1,200,000  Clackamas County School District
                    No. 108 GO, (Estacada), 5.50%,
                    6/15/24 (FSA)                                     1,442,328
         1,805,000  Lane County School District No. 19
                    Springfield GO, 6.375%,
                    10/15/05 (MBIA)                                   1,812,834
           400,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/13                                      429,096
           925,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/14                                      993,015
         2,000,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/20                                    2,119,380
         1,250,000  Oregon State Facilities Auth. Rev.,
                    Series 2005 A, (Linfield College),
                    5.00%, 10/1/25                                    1,297,600
                                                                 ---------------
                                                                     13,432,378
                                                                 ---------------
PENNSYLVANIA - 1.7%
         1,000,000  Ephrata Area School District GO,
                    5.00%, 3/1/22 (FGIC)                              1,084,560
         1,675,000  Hatboro-Horsham School District GO,
                    4.50%, 9/15/13 (FSA)                              1,793,037
         1,750,000  Hatboro-Horsham School District GO,
                    4.50%, 9/15/14 (FSA)                              1,877,138
         1,000,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%,
                    2/15/17 (FGIC/State Aid Withholding)              1,114,960
         2,975,000  Philadelphia School District GO,
                    Series 2002 A, 5.25%,
                    2/1/11 (FSA/State Aid Withholding)                3,257,417
         1,500,000  Pittsburgh School District GO, 5.25%,
                    9/1/09 (FSA)                                      1,616,640
                                                                 ---------------
                                                                     10,743,752
                                                                 ---------------
PUERTO RICO - 8.1%
        10,000,000  Government Development Bank of
                    Puerto Rico Rev., 3.40%, 1/13/06
                    (Acquired 8/5/05, Cost $10,000,000)(5)           10,003,100
         9,000,000  Government Development Bank of
                    Puerto Rico Rev., 3.40%, 1/24/06
                    (Acquired 8/5/05, Cost $9,000,000)(5)             9,002,610

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

        10,000,000  Government Development Bank of
                    Puerto Rico Rev., 3.55%, 1/24/06
                    (Acquired 8/11/05, Cost $10,000,000)(5)          10,008,800
        14,000,000  Government Development Bank of
                    Puerto Rico Rev., 3.50%, 1/20/06
                    (Acquired 8/18/05, Cost $14,000,000)(5)          14,009,520
         6,000,000  Government Development Bank of
                    Puerto Rico Rev., 3.35%, 1/24/06
                    (Acquired 7/28/05, Cost $6,000,000)(5)            6,000,540
         2,500,000  Puerto Rico Highway & Transportation
                    Auth. Rev., 5.00%, 7/1/08 (CIFG)                  2,637,175
                                                                 ---------------
                                                                     51,661,745
                                                                 ---------------
RHODE ISLAND - 0.8%
         1,000,000  Cranston GO, 6.375%, 11/15/09 (FGIC)              1,136,080
         2,000,000  Rhode Island Depositors Economic
                    Protection Corp. Special Obligation Rev.,
                    Series 1993 A, 6.25%, 8/1/16 (MBIA)(1)            2,455,560
         1,300,000  Rhode Island Depositors Economic
                    Protection Corp. Special Obligation Rev.,
                    Series 1993 B, 6.00%, 8/1/17 (MBIA)(1)            1,416,844
                                                                 ---------------
                                                                      5,008,484
                                                                 ---------------
SOUTH CAROLINA - 3.5%
         1,700,000  Florence Water & Sewer Rev., 7.50%,
                    3/1/18 (Ambac)                                    2,016,880
         2,300,000  Lancaster Educational Assistance
                    Program Inc. Rev., (School District
                    Lancaster County), 5.00%, 12/1/26                 2,365,021
         3,500,000  Laurens County School District No. 55
                    Rev., 5.25%, 12/1/30                              3,646,230
           625,000  Piedmont Municipal Power Agency Rev.,
                    6.75%, 1/1/19 (FGIC)(1)                             816,044
           875,000  Piedmont Municipal Power Agency Rev.,
                    6.75%, 1/1/19 (FGIC)                              1,119,108
           140,000  Piedmont Municipal Power Agency Rev.,
                    Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)              172,925
           485,000  Piedmont Municipal Power Agency Rev.,
                    Series 1991 A, 6.50%, 1/1/16 (FGIC)(1)              600,944
           375,000  Piedmont Municipal Power Agency Rev.,
                    Series 1991 A, 6.50%, 1/1/16 (FGIC)                 458,141
         3,115,000  Piedmont Municipal Power Agency Rev.,
                    Series 2002 A, 4.00%, 1/1/07 (FGIC)               3,117,367
         3,035,000  South Carolina Jobs Economic Development
                    Auth. Hospital Facilities Rev., Series
                    2003 C, (Palmetto Health), 5.00%,
                    8/1/08 (ACA)                                      3,156,430
         3,195,000  South Carolina Jobs Economic Development
                    Auth. Hospital Facilities Rev., Series
                    2003 C, (Palmetto Health), 5.50%,
                    8/1/09 (ACA)                                      3,406,765
         1,095,000  Spartanburg County Health Services
                    District Inc. Hospital Rev.,
                    5.50%, 4/15/16 (FSA)                              1,207,073
                                                                 ---------------
                                                                     22,082,928
                                                                 ---------------
TENNESSEE - 0.9%
         3,000,000  Chattanooga Health Educational & Housing
                    Facility Board Rev., Series 2005 A,
                    (Campus Development Foundation, Inc.
                    Phase I LLC), 5.00%, 10/1/15                      3,109,320
         1,050,000  Clarksville Water Sewer & Gas Rev.,
                    4.25%, 2/1/07 (FSA)                               1,069,929
         1,685,000  Clarksville Water Sewer & Gas Rev.,
                    4.85%, 2/1/15 (FSA)                               1,787,347
                                                                 ---------------
                                                                      5,966,596
                                                                 ---------------

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------

TEXAS - 12.9%
         2,035,000  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)                              2,237,788
         1,815,000  Clint Independent School District GO,
                    6.00%, 2/15/17 (PSF-GTD)                          2,057,321
         1,000,000  Corpus Christi Utility System Rev.,
                    5.50%, 7/15/07 (FSA)                              1,045,580
         1,000,000  Dallas-Fort Worth Regional Airport Rev.,
                    Series 1994 A, 5.90%, 11/1/08 (MBIA)              1,002,300
         2,035,000  Del Valle Independent School District GO,
                    (School Building), 5.00%, 6/15/27 (PSF-GTD)       2,161,943
           525,000  Denison Hospital Auth. Rev., (Texoma
                    Medical Center), 5.90%, 8/15/07 (ACA)               549,014
         1,000,000  Denton Utility System Rev., Series 1996
                    A, 5.95%, 12/1/06, Prerefunded at 100%
                    of Par (MBIA)(1)                                  1,037,810
         2,000,000  Donna Independent School District GO,
                    5.00%, 2/15/15 (PSF-GTD)                          2,205,820
         1,115,000  Edcouch-Elsa Independent School District
                    GO, 5.00%, 2/15/14 (PSF-GTD)                      1,226,199
           945,000  Flower Mound Rev., 4.00%, 3/1/18 (Ambac)            951,322
         1,240,000  Harris County Housing Finance Corporation
                    Rev., (Las Americas Apartments), 4.90%,
                    3/1/11 (FNMA)                                     1,286,178
         2,300,000  Hays Consolidated Independent School
                    District GO, 5.20%, 8/15/11 (PSF-GTD)
                    (1)(4)                                            1,854,260
           700,000  Hays Consolidated Independent School
                    District GO, 5.20%, 8/15/11 (PSF-GTD)
                    (1)(4)                                              564,508
         1,295,000  Hidalgo County GO, 5.50%, 8/15/19 (FGIC)          1,448,147
         1,750,000  Hidalgo County GO, 5.50%, 8/15/21 (FGIC)          1,946,123
           574,000  Houston Participation Interest COP,
                    6.40%, 6/1/27                                       622,486
           500,000  Houston Water & Sewer System Rev.,
                    Series 1992 C, (Junior Lien),
                    5.90%, 12/1/05 (MBIA)(1)                            503,905
         1,500,000  Houston Water & Sewer System Rev.,
                    Series 1997 C, (Junior Lien),
                    5.375%, 12/1/07 (FGIC)                            1,593,210
         1,620,000  Laredo GO, 5.00%, 8/15/15 (Ambac)                 1,794,020
         1,630,000  Live Oak GO, 5.25%, 8/1/22 (MBIA)                 1,797,564
         1,000,000  Lubbock Health Facilities Development
                    Corp. Rev., (Lutheran Retirement),
                    6.00%, 3/20/29 (GNMA)                             1,102,220
         1,590,000  Mabank Independent School District GO,
                    5.25%, 8/15/21 (PSF-GTD)                          1,719,124
         1,335,000  Mabank Independent School District GO,
                    5.25%, 8/15/25 (PSF-GTD)                          1,435,846
         1,740,000  Montgomery County GO, 5.50%, 3/1/24
                    (Ambac)                                           1,947,112
           550,000  Pasadena Independent School District GO,
                    Series 2001 A, 6.05%, 2/15/16 (PSF-GTD)             657,679
         1,500,000  Pearland Independent School District GO,
                    6.00%, 2/15/09 (PSF-GTD)                          1,645,350
         2,000,000  San Antonio Electric and Gas Rev., 7.10%,
                    2/1/09 (FGIC)(1)(4)                               1,783,780
         1,715,000  San Benito Consolidated Independent
                    School District GO, 5.00%, 2/15/24 (PSF-GTD)      1,838,411
         1,800,000  San Benito Consolidated Independent
                    School District GO, 5.00%, 2/15/25 (PSF-GTD)      1,926,612
         1,915,000  San Felipe-Del Rio Consolidated Independent
                    School District GO, 5.00%, 2/15/23                2,043,420
         2,025,000  San Felipe-Del Rio Consolidated Independent
                    School District GO, 5.00%, 2/15/24                2,157,800
         1,505,000  Seguin Independent School District GO,
                    5.25%, 4/1/23 (PSF-GTD)                           1,659,157
         2,120,000  Southside Independent School District
                    GO, Series 2004 A, 5.25%, 8/15/25 (PSF-GTD)       2,318,623

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         2,345,000  Texas Municipal Power Agency COP,
                    (Sub-Lien), 4.00%, 9/1/09 (FGIC)                  2,382,215
         1,230,000  Texas Public Finance Auth. Building
                    Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                              1,322,250
        20,000,000  Texas Tax & Rev. Anticipation Notes,
                    4.50%, 8/31/06(3)                                20,302,599
         1,000,000  Texas Technical University Rev., 5.00%,
                    8/15/08 (MBIA)                                    1,054,410
         1,000,000  Travis County Health Facilities
                    Development Corp. Rev., Series 1999 A,
                    (Ascension Health Credit), 5.875%,
                    11/15/09, Prerefunded at 101% of Par
                    (Ambac)(1)                                        1,114,430
         1,000,000  Tyler Health Facilities Development
                    Corp. Rev., (Mother Frances
                    Hospital), 4.50%, 7/1/06                          1,009,780
         2,000,000  Tyler Health Facilities Development
                    Corp. Rev., (Mother Frances
                    Hospital), 5.00%, 7/1/08                          2,080,980
         1,000,000  Tyler Water & Sewer Rev., 5.25%,
                    9/1/24 (MBIA)                                     1,104,370
         1,265,000  West Oso Independent School District
                    GO, 5.50%, 8/15/26 (PSF-GTD)                      1,400,899
                                                                 ---------------
                                                                     81,892,565
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.3%
         2,000,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A, (Senior
                    Lien), 5.20%, 10/1/09                             2,113,760
                                                                 ---------------
UTAH - 1.9%
         1,000,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain Health
                    Corporation), 8.125%, 5/15/15(1)                  1,240,320
         1,000,000  Utah County Municipal Building Auth.
                    Lease COP, 4.00%, 11/1/05 (Ambac)                 1,001,980
         1,495,000  Utah County Municipal Building Auth.
                    Lease COP, 5.00%, 11/1/09 (Ambac)                 1,597,437
         1,820,000  Utah County Municipal Building Auth.
                    Lease COP, 5.25%, 11/1/13 (Ambac)                 2,001,017
         1,915,000  Utah County Municipal Building Auth.
                    Lease COP, 5.25%, 11/1/14 (Ambac)                 2,105,466
         1,000,000  Utah County Municipal Building Auth.
                    Lease COP, 5.50%, 11/1/16 (Ambac)                 1,115,600
         1,130,000  West Valley City Municipal Building
                    Auth. COP, Series 2002 A,
                    5.00%, 8/1/10 (Ambac)                             1,218,095
         1,305,000  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/16 (MBIA)                                    1,450,821
                                                                 ---------------
                                                                     11,730,736
                                                                 ---------------
VIRGINIA - 0.6%
         1,500,000  Fairfax County COP, 5.30%, 4/15/23                1,633,815
         1,000,000  Hampton Industrial Development Auth.
                    Rev., Series 1994 A, (Sentara General
                    Hospital), 6.50%, 11/1/06, Prerefunded
                    at 100% of Par(1)                                 1,041,250
         1,115,000  Pittsylvania County GO, Series 2001 B,
                    5.75%, 3/1/18 (MBIA)                              1,267,889
                                                                 ---------------
                                                                      3,942,954
                                                                 ---------------
WASHINGTON - 6.1%
         1,000,000  Benton County Public Utility District
                    No. 1 Rev., Series 2001 A, 5.625%,
                    11/1/19 (FSA)                                     1,119,540

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

         1,000,000  Cowlitz County Kelso School District
                    No. 458 GO, 5.75%, 12/1/18 (FSA)                  1,131,920
           500,000  Energy Northwest Rev., 5.00%,
                    7/1/10 (MBIA)                                       538,475
         1,750,000  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                     1,842,120
         3,500,000  Energy Northwest Rev., Series 2002 A,
                    (Columbia Generating), 5.75%, 7/1/18
                    (MBIA)                                            3,957,730
        10,000,000  Energy Northwest Rev., Series 2002 B,
                    (Columbia Generating), 6.00%, 7/1/18
                    (Ambac)(2)                                       11,490,801
         2,000,000  King County GO, Series 1997 D, 5.75%,
                    12/1/07                                           2,159,220
         1,555,000  King County Lake Washington School
                    District No. 414 GO, 5.75%, 12/1/15               1,778,842
         1,260,000  Mason County Shelton School District
                    No. 309 GO, 5.625%, 12/1/17 (FGIC)                1,413,947
         1,120,000  Metropolitan Park District of Tacoma
                    GO, 6.00%, 12/1/16 (Ambac)                        1,287,070
         1,000,000  Metropolitan Park District of Tacoma
                    GO, 6.00%, 12/1/18 (Ambac)                        1,144,920
           305,000  Tacoma Electrical Systems Rev., 6.10%,
                    1/1/07 (FGIC)                                       308,230
         1,720,000  University of Washington Rev., (Student
                    Facilities Fee), 5.875%, 6/1/10 (FSA)             1,930,132
         1,000,000  Washington GO, Series 1990 A, 6.75%,
                    2/1/15                                            1,206,290
         1,000,000  Washington Public Power Supply System
                    Rev., Series 1996 A, (Nuclear Project
                    No. 1), 5.75%, 7/1/12 (MBIA)                      1,042,310
         4,570,000  Washington Public Power Supply System
                    Rev., Series 1998 A, (Nuclear Project
                    No. 2), 5.00%, 7/1/12 (FSA)(2)                    4,868,695
         1,500,000  Whitman County Pullman School District
                    No. 267 GO, 5.625%, 12/1/16 (FSA)                 1,689,585
                                                                 ---------------
                                                                     38,909,827
                                                                 ---------------
WISCONSIN - 1.6%
         1,320,000  Sheboygan Area School District GO,
                    5.00%, 3/1/25 (FSA)                               1,416,466
         1,180,000  Winneconne Community School District
                    GO, 6.75%, 4/1/06 Prerefunded at 100%
                    of Par (FGIC)(1)                                  1,207,057
         1,990,000  Wisconsin Clean Water Rev., 6.875%,
                    6/1/11                                            2,303,027
         2,590,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora Medical
                    Group), 6.00%, 11/15/10 (FSA)(2)                  2,909,683
           500,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood Center
                    Southeastern), 5.50%, 6/1/24                        535,240
           750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood Center
                    Southeastern), 5.75%, 6/1/34                        808,860
         1,225,000  Wisconsin Health & Educational Facilities
                    Auth. Rev., (Wheaton Franciscan
                    Services), 4.00%, 8/15/06                         1,235,670
                                                                 ---------------
                                                                     10,416,003
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                          629,035,275
(Cost $605,288,464)                                              ---------------

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES - 6.3%
ALABAMA - 1.5%
         9,500,000  Birmingham Baptist Medical Centers
                    Special Care Facilities Financing Auth.
                    Rev., Series 2000 C, (Baptist Health
                    System), VRDN, 4.35%, 7/1/06                      9,563,650
                                                                 ---------------
ARIZONA - 0.1%
           875,000  Pima County Industrial Development
                    Auth. Rev., (Tucson Electric),
                    VRDN, 2.40%, 9/7/05 (LOC: Bank of
                    New York)                                           875,000
                                                                 ---------------
CALIFORNIA - 1.5%
         9,300,000  Lake Elsinore Recreation Auth. Rev.,
                    Series 2000 A, (Public Facilities),
                    VRDN, 2.36%, 9/7/05 (LOC: California
                    State Teacher's Retirement)(2)                    9,300,000
                                                                 ---------------
FLORIDA - 0.8%
         4,745,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 2.50%, 9/1/05 (RADIAN)(SBBPA:
                    LaSalle Bank N.A.)                                4,745,000
                                                                 ---------------
GEORGIA - 0.3%
         1,900,000  City of Atlanta Rev. , Series
                    2002 C, VRDN, 2.30%, 9/1/05 (FSA)                 1,900,000
                                                                 ---------------
MICHIGAN - 1.1%
         6,950,000  Michigan State University Rev.,
                    Series 2002 A, VRDN, 2.30%,
                    9/1/05(2)                                         6,950,000
                                                                 ---------------
MONTANA - 0.8%
         4,975,000  City of Forsyth Rev., (Pacificorp),
                    VRDN, 2.45%, 9/1/05 (LOC:
                    BNP Paribas)(2)                                   4,975,000
                                                                 ---------------
NEW MEXICO - 0.2%
         1,500,000  Farmington Pollution, VRDN, 2.30%,
                    9/1/05 (LOC: Barclays Bank plc)                   1,500,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                39,808,650
(Cost $39,745,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 105.2%                                668,843,925
                                                                 ---------------
(COST $645,033,464)

OTHER ASSETS AND LIABILITIES - (5.2)%                               (33,309,062)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                         $ 635,534,863
                                                                 ===============

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS*
                       Expiration       Underlying Face     Unrealized
Contracts Sold            Date          Amount at Value     Gain (Loss)
-----------------------------------------------------------------------
450 U.S. Treasury
10-Year Notes         December 2005       $50,435,156       $(462,731)
                                        ===============================

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF-GTD = Permanent School Fund - Guaranteed
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contract.
(3) When-issued security.
(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2005, was $49,024,570 which represented 7.7% of net assets.

TAX FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments        $   645,033,464
                                       ===============
Gross tax appreciation of investments  $    23,915,878
Gross tax depreciation of investments         (105,417)
                                       ---------------
Net tax appreciation of investments    $    23,810,461
                                       ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ARIZONA MUNICIPAL BOND FUND
AUGUST 31, 2005
[american century logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 98.3%
ARIZONA - 89.1%
   $1,000,000  Arizona Health Facilities Auth.
               Rev., (Blood Systems Incorporated),
               5.00%, 4/1/21                                      $   1,047,200
    1,750,000  Arizona School Facilities Board
               Rev., (State School Improvement),
               5.50%, 7/1/18                                          1,956,133
    1,000,000  Arizona Student Loan Acquisition
               Auth. Rev., Series 1999 A1,
               (Guaranteed Student Loans),
               5.65%, 5/1/14                                          1,080,690
    1,880,000  Arizona Tourism & Sports Auth.
               Tax Rev., (Baseball Training
               Facilities), 5.00%, 7/1/13                             1,995,526
    1,915,000  Avondale Municipal Development
               Corp. Rev., 4.00%, 7/1/16 (FSA)                        1,931,631
    1,910,000  Energy Management Services LLC
               Rev., (Arizona State University -
               Main Campus), 4.50%, 7/1/11
               (MBIA)                                                 2,034,303
    1,000,000  Gilbert Water Resource Municipal
               Property Corp. Rev., (Development
               Fee & Sub-Lien), 4.90%, 4/1/19                         1,007,680
      460,000  Glendale Industrial Development
               Auth. Rev., Series 1998 A,
               (Midwestern University),
               5.375%, 5/15/08, Prerefunded
               at 101% of Par(1)                                        492,471
      540,000  Glendale Industrial Development
               Auth. Rev., Series 1998 A,
               (Midwestern University), 5.375%,
               5/15/28                                                  559,526
      500,000  Glendale Industrial Development
               Auth. Rev., Series 2001 A,
               (Midwestern University), 5.75%,
               5/15/21                                                  546,725
    1,125,000  Greater Arizona Development Auth.
               Rev., Series 2004 A, 4.25%,
               8/1/10                                                 1,168,706
    1,000,000  Greater Arizona Development Auth.
               Rev., Series 2005 A, 5.00%,
               8/1/22 (MBIA)(3)                                       1,086,720
    1,185,000  Greater Arizona Development Auth.
               Rev., Series 2005 A, 5.00%,
               8/1/23 (MBIA)                                          1,284,718
    1,000,000  Maricopa County Rev., (Sun Health
               Corp.), 5.00%, 4/1/10                                  1,052,370
    1,615,000  Maricopa County School District
               No. 79 GO, Series 2000 A,
               (Litchfield Elementary Projects
               of 1998), 4.55%, 7/1/07 (FSA)                          1,661,754
    1,000,000  Maricopa County Unified School
               District No. 1 Phoenix GO, 5.50%,
               7/1/07(MBIA)                                           1,055,260
    1,040,000  Maricopa County Unified School
               District No. 28 Kyrene GO, Series
               2001 B, 4.30%, 7/1/07 (MBIA)(2)                          984,745
    1,000,000  Maricopa County Unified School
               District No. 48 Scottsdale GO,
               6.60%, 7/1/12                                          1,196,630
    1,955,000  Maricopa County Unified School
               District No. 90 Saddle Mountain
               GO, Series 2003 A, 5.00%, 7/1/10                       2,065,106
    1,445,000  Maricopa County Unified School
               District No. 210 Phoenix GO,
               4.75%, 7/1/11 (FSA)                                    1,558,880
    1,265,000  Mohave County Community
               College District COP, 5.75%,
               3/1/14 (Ambac)                                         1,396,067
    1,150,000  Mohave County Community
               College District Rev., (State
               Board of Directors), 6.00%,
               3/1/20 (MBIA)                                          1,273,786
    1,000,000  Northern Arizona University COP,
               (Research Infrastructure),
               5.00%, 9/1/30 (Ambac)                                  1,067,730
    1,000,000  Phoenix Civic Improvement Corp.
               Wastewater System Rev., (Junior
               Lien), 6.25%, 7/1/10, Prerefunded
               at 101% of Par (FGIC)(1)                               1,145,310
    1,000,000  Phoenix Civic Improvement Corp.
               Water System Rev., (Junior
               Lien), 6.50%, 7/1/06                                   1,029,840
    1,000,000  Phoenix Civic Improvement Corp.
               Water System Rev., (Junior Lien),
               5.50%, 7/1/19 (FGIC)                                   1,119,600

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

    1,070,000  Phoenix GO, Series 1995 A, 6.25%,
               7/1/17                                                 1,333,573
    1,000,000  Phoenix GO, Series 1995 B, 5.25%,
               7/1/06                                                 1,039,670
    1,000,000  Phoenix GO, Series 2005 B, 4.25%,
               7/1/22                                                 1,014,010
      400,000  Phoenix Industrial Development
               Auth. Single Family Mortgage
               Rev., Series 1998 A, 6.60%,
               12/1/29 (GNMA/FNMA/FHLMC)                                402,844
    1,175,000  Pima County GO, 4.00%, 7/1/06
               (FSA)                                                  1,186,351
    1,710,000  Pima County Metropolitan
               Domestic Water Improvement
               District Rev., 5.25%, 7/1/18
               (Ambac)                                                1,964,585
    1,800,000  Pima County Metropolitan
               Domestic Water Improvement
               District Rev., 5.25%, 7/1/19
               (Ambac)(3)                                             2,075,544
    1,125,000  Pima County Unified School
               District No. 6 Marana GO, 5.50%,
               7/1/15 (FGIC)                                          1,244,025
    1,000,000  Pima County Unified School
               District No. 10 GO, 5.00%,
               7/1/10 (FSA)                                           1,081,600
      820,000  Pinal County COP, 4.75%,
               6/1/13 (Ambac)(3)                                        879,196
    1,000,000  Pinal County COP, 5.00%,
               12/1/26                                                1,040,880
    1,100,000  Pinal County Unified School
               District No. 43 Apache Junction
               GO, Series 2005 A, (School
               Improvement), 5.00%, 7/1/23
               (MBIA)                                                 1,193,775
    1,600,000  Scottsdale GO, 6.25%, 7/1/09,
               Prerefunded at 100% of Par(1)                          1,781,680
    1,000,000  Sedona COP, 5.75%, 7/1/09                              1,102,590
    1,645,000  University of Arizona COP, Series
               2002 A, 5.50%, 6/1/17 (Ambac)                          1,837,514
      500,000  University of Arizona COP, Series
               2005 B, 5.00%, 6/1/24 (Ambac)                            533,970
                                                                 ---------------
                                                                     52,510,914
                                                                 ---------------
PUERTO RICO - 9.2%
    2,420,000  Government Development Bank of
               Puerto Rico Rev., 3.50%,
               1/20/06 (Acquired 8/18/05,
               Cost $2,420,000)(4)                                    2,421,646
    1,000,000  Government Development Bank of
               Puerto Rico Rev., 3.35%,
               1/24/06 (Acquired 7/28/05, Cost
               $1,000,000)(4)                                         1,000,090
    2,000,000  Government Development Bank of
               Puerto Rico Rev., 3.40%, 1/24/06
               (Acquired 8/5/05, Cost
               $2,000,000)(4)                                         2,000,580
                                                                 ---------------
                                                                      5,422,316
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           57,933,230
(Cost $55,389,905)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 3.9%
ARIZONA - 3.9%
      400,000  Coconino County Pollution Control
               Corp. Rev., (Arizona Public
               Service Co.), VRDN, 2.40%,
               9/1/05 (LOC: KBC Bank N.V.)                              400,000
    1,325,000  Pima County Industrial
               Development Auth. Rev., (Tucson
               Electric), VRDN, 2.40%, 9/7/05
               (LOC: Bank of New York)                                1,325,000
      565,000  Pima County Industrial
               Development Auth. Rev.,
               VRDN, 2.60%, 9/1/05
               (SBBPA: Societe Generale)                                565,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 2,290,000
(Cost $2,290,000)                                                ---------------

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.1%
       53,000  Federated Arizona Municipal
               Cash Trust                                                53,000
(Cost $53,000)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 102.3%                                 60,276,230
(COST $57,732,905)                                               ---------------

OTHER ASSETS AND LIABILITIES - (2.3)%                                (1,378,150)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $58,898,080
                                                                 ===============

FUTURES CONTRACTS**
                        Expiration         Underlying Face         Unrealized
Contracts Sold             Date            Amount at Value         Gain (Loss)
--------------------------------------------------------------------------------
35 U.S. Treasury
10 -Year Notes          December 2005        $3,922,734             $(36,641)
                                            ====================================

**FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3) Security, or a portion thereof, has been segregated for a futures contract.
(4) Security was purchased under Rule 144A[ or Section 4(2)] of the
    Securities Act of 1933 or is a private placement and, unless registered
    Under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at, was $5,422,316, which represented 9.2% of net assets.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                      $57,732,905
                                                  ===============
Gross tax appreciation of investments                 $2,735,040
Gross tax depreciation of investments                   (191,715)
                                                  ---------------
Net tax appreciation of investments                   $2,543,325
                                                  ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FLORIDA MUNICIPAL BOND FUND
AUGUST 31, 2005
[american century logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 98.0%
CALIFORNIA - 3.8%
   $675,000  Plumas Unified School District GO,
             5.25%, 8/1/19 (FSA)(1)                             $       774,090
  1,000,000  Plumas Unified School District GO,
             5.25%, 8/1/20 (FSA)(1)                                   1,152,170
                                                                 ---------------
                                                                      1,926,260
                                                                 ---------------
FLORIDA - 90.2%
  1,110,000  Broward County Airport Systems
             Rev., (Passenger Facility),
             (Conventional Lien H-1), 5.25%,
             10/1/12 (Ambac)                                          1,174,746
    400,000  Broward County Educational
             Facilities Auth. Rev., Series 2004
             B, (Nova Southeastern), 5.00%,
             4/1/14                                                     423,292
    500,000  Broward County Educational
             Facilities Auth. Rev., Series 2004
             B, (Nova Southeastern), 5.50%,
             4/1/15                                                     544,165
    525,000  Broward County Educational
             Facilities Auth. Rev., Series 2004
             B, (Nova Southeastern), 5.50%,
             4/1/16                                                     568,937
    500,000  Broward County School Board
             COP, Series 2002 B, 5.375%,
             7/1/11, Prerefunded at 100% of
             Par (FSA)(2)                                               555,600
  1,000,000  Callaway/Bay County Wastewater
             System Rev., 5.00%, 9/1/23
             (MBIA)                                                   1,075,350
  1,475,000  Collier County School Board COP,
             5.50%, 2/15/12 (FSA)                                     1,656,794
    250,000  Dade County Aviation Rev., Series
             1995 E, 5.50%, 10/1/10 (Ambac)                             255,480
  1,150,000  Duval County School Board COP,
             5.75%, 7/1/16 (FSA)                                      1,256,904
  1,010,000  Emerald Coast Utilities System
             Auth. Rev., 5.00%, 1/1/25 (FGIC)                         1,082,033
    100,000  Escambia County Housing Finance
             Auth. Single Family Mortgage
             Rev., Series 1998 A, (Multi-County
             Program), 4.80%, 4/1/06
             (GNMA/FNMA)                                                100,907
    150,000  Escambia County Housing
             Finance Auth. Single Family
             Mortgage Rev., Series 1998 A,
             (Multi-County Program), 4.85%,
             4/1/07 (GNMA/FNMA)                                         153,575
  2,320,000  Florida Division of Bond Finance
             GO, Series 1998 B, (Environmental
             Protection - Preservation), 5.25%,
             7/1/10 (FSA)(3)                                          2,471,878
    450,000  Florida Housing Finance Agency
             Rev., Series 1995 E, (Williamsburg
             Village Apartments), 5.60%,
             12/1/07 (Ambac)                                            461,012
    255,000  Florida Housing Finance Corp.
             Rev., Series 1999-2, (Homeowner
             Mortgage), 4.60%, 1/1/21 (FSA)                             256,086
  1,000,000  Florida Municipal Loan Council GO,
             Series 2002 C, 5.25%, 11/1/21
             (MBIA)                                                   1,102,970
    350,000  Gainesville Utilities System Rev.,
             Series 1996 A, 5.75%, 10/1/09                              384,815
    675,000  Greater Orlando Aviation Auth.
             Rev., Series 1999 A, 5.25%,
             10/1/09 (FGIC)                                             723,681
    610,000  Hollywood Community
             Redevelopment Agency Rev.,
             (Beach), 4.00%, 3/1/06                                     611,836
    635,000  Hollywood Community
             Redevelopment Agency Rev.,
             (Beach), 4.50%, 3/1/07                                     643,947
    690,000  Hollywood Community
             Redevelopment Agency Rev.,
             (Beach), 5.00%, 3/1/08                                     712,515
  1,235,000  Indian River County Rev.,
             (Spring Training Facility), 5.25%,
             4/1/15 (FGIC)                                            1,355,869
  1,565,000  Indian Trace Development District
             Rev., (Water Management Special
             Benefit), 5.00%, 5/1/24 (MBIA)                           1,707,399
    295,000  Julington Creek Plantation
             Community Development District
             Assessment Rev., 3.10%, 5/1/07
             (MBIA)                                                     295,507

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

    330,000  Julington Creek Plantation
             Community Development District
             Assessment Rev., 3.65%, 5/1/09
             (MBIA)                                                     335,524
    350,000  Julington Creek Plantation
             Community Development District
             Assessment Rev., 3.85%, 5/1/10
             (MBIA)                                                     358,785
    625,000  Julington Creek Plantation
             Community Development District
             Assessment Rev., 4.00%, 5/1/11
             (MBIA)                                                     645,300
    850,000  Lee County Industrial Development
             Health Care Facilities Auth. Rev.,
             Series 1999 A, (Shell Point
             Village), 5.50%, 11/15/09                                  893,911
  1,325,000  Martin County Health Facilities
             Auth. Rev., Series 2002 A, (Martin
             Memorial Medical Center), 4.25%,
             11/15/07                                                 1,338,356
  1,000,000  Miami Beach Stormwater Rev.,
             5.75%, 9/1/17 (FGIC)                                     1,121,310
  1,910,000  Miami Beach Water & Sewer Rev.,
             5.625%, 9/1/16 (Ambac)(3)                                2,129,841
  1,000,000  Miami-Dade County School Board
             COP, Series 2001 C, 5.50%,
             10/1/11, Prerefunded at 100% of
             Par (FSA)(2)                                             1,121,210
  1,000,000  Miami-Dade County School Board
             COP, Series 2001 C, 5.50%,
             10/1/11, Prerefunded at 100% of
             Par (FSA)(2)                                             1,121,210
    650,000  Miami Parking Facilities Rev.,
             5.25%, 10/1/15 (MBIA)                                      733,252
  1,875,000  Orange County School Board COP,
             Series 2002 A, 5.50%, 8/1/19
             (MBIA)(3)                                                2,096,831
    450,000  Orlando and Orange County
             Expressway Auth. Rev., 6.50%,
             7/1/11 (FGIC)                                              525,168
  1,000,000  Palm Beach County Airport
             Systems Rev., 4.00%, 10/1/06
             (MBIA)                                                   1,011,360
  1,000,000  Palm Beach County Airport
             Systems Rev., 5.75%, 10/1/14
             (MBIA)                                                   1,162,340
  1,000,000  Palm Beach County School Board
             COP, Series 2002 A, 5.375%,
             8/1/12, Prerefunded at 100% of
             Par (FSA)(2)                                             1,121,580
  2,000,000  Pasco County Solid Waste
             Disposal & Resource Recovery
             System Rev., 6.00%, 4/1/10
             (Ambac)                                                  2,194,440
    445,000  Pensacola Airport Rev., Series
             1997 B, 5.40%, 10/1/07 (MBIA)                              456,032
    300,000  Plantation Health Facilities Auth.
             Rev., (Covenant Village of Florida
             Inc.), 4.55%, 12/1/05                                      300,786
    300,000  Plantation Health Facilities Auth.
             Rev., (Covenant Village of Florida
             Inc.), 4.70%, 12/1/07                                      306,861
  1,015,000  St. Lucie County Public
             Improvement COP, Series 2000 A,
             (800 MHZ Radio System), 5.50%,
             4/1/10 (MBIA)(2)                                         1,115,353
  1,000,000  Sumter County School Board COP,
             5.50%, 1/1/21 (MBIA)                                     1,115,420
  1,000,000  Sunrise Utility System Rev.,
             5.20%, 10/1/22 (Ambac)                                   1,136,930
  1,000,000  Tampa Bay Water Utility System
             Rev., Series 1998 B, 5.125%,
             10/1/08, Prerefunded at 101% of
             Par (FGIC)(2)                                            1,070,780
    400,000  Tampa Guaranteed Entitlement
             Rev., 6.00%, 10/1/18 (Ambac)                               468,276
  1,000,000  Tampa Water & Sewer Rev.,
             6.00%, 10/1/17 (FSA)                                     1,217,520
    910,000  Village Center Community
             Development District Recreational
             Rev., Series 2001 A, 3.75%,
             11/1/05 (MBIA)                                             911,483
                                                                 ---------------
                                                                     45,585,157
                                                                 ---------------
PUERTO RICO - 4.0%
  1,000,000  Government Development Bank of
             Puerto Rico, 3.40%, 1/24/06
             (Acquired 8/5/05, Cost
             $1,000,000)(4)                                           1,000,290
  1,000,000  Government Development Bank of
             Puerto Rico Rev., 3.50%, 1/20/06
             (Acquired 8/18/05, Cost
             $1,000,000)(4)                                           1,000,680
                                                                 ---------------
                                                                      2,000,970
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           49,512,387
(Cost $47,042,753)                                               ---------------

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES - 4.4%
FLORIDA - 1.8%
    925,000  Broward County Health Facilities
             Auth. Rev., (John Knox Village),
             VRDN, 2.50%, 9/1/05 (RADIAN)
             (SBBPA: SunTrust Bank)                                     925,000
                                                                 ---------------
GEORGIA - 2.6%
  1,300,000  City of Atlanta Rev., Series 2002
             C, VRDN, 2.30%, 9/1/05 (FSA)                             1,300,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 2,225,000
(Cost $2,225,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 102.4%                                 51,737,387
                                                                 ---------------
(COST $49,267,753)
OTHER ASSETS AND LIABILITIES - (2.4)%                                (1,228,600)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                       $    50,508,787
                                                                 ===============

FUTURES CONTRACTS*

                           Expiration         Underlying Face       Unrealized
Contracts Sold                Date            Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
30 U.S. Treasury
10-Year Notes              December 2005         $3,362,344          $(31,630)
                                              ==================================

* FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
(1) When-issued security.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2005, was $2,000,970, which represented 4.0% of net assets.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $   49,267,753
                                                                 ===============
Gross tax appreciation of investments                            $    2,470,493
Gross tax depreciation of investments                                      (859)
                                                                 ---------------
Net tax appreciation of investments                              $    2,469,634
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
AUGUST 31, 2005
[american century logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 96.2%
ALASKA - 0.3%
   $500,000  Anchorage Schools GO, Series
             2000 A, 5.75%, 12/1/10,
             Prerefunded at 100% of Par
             (MBIA)(1)                                             $     561,190
                                                                 ---------------
ARIZONA - 5.8%
    600,000  Centerra Community Facilities
             District GO, 5.50%, 7/15/29                                 609,786
  1,000,000  Gilbert Water Resource Municipal
             Property Corp. Rev., (Development
             Fee & Sub-Lien), 4.90%, 4/1/19                            1,007,680
  3,015,000  Pronghorn Ranch Community
             Facilities District GO, 6.40%,
             7/15/29                                                   3,176,212
  1,000,000  Quailwood Meadows Community
             Facilities District GO, 6.125%,
             7/15/29                                                   1,035,180
  1,075,000  Sundance Community Facilities
             Assessment District No. 2 Rev.,
             7.125%, 7/1/27                                            1,176,770
    978,000  Sundance Community Facilities
             Assessment District No. 3 Rev.,
             6.50%, 7/1/29                                             1,031,272
    395,000  Sundance Community Facilities
             District GO, 6.25%, 7/15/29                                 413,996
  1,500,000  Vistancia Community Facilities
             District GO, 5.50%, 7/15/20                               1,536,045
  1,200,000  Vistancia Community Facilities
             District GO, 5.75%, 7/15/24                               1,233,120
                                                                 ---------------
                                                                      11,220,061
                                                                 ---------------
CALIFORNIA - 21.4%
  2,000,000  Beaumont Financing Auth. Local
             Agency Rev., Series 2003 A,
             6.875%, 9/1/27                                            2,284,140
  1,490,000  Beaumont Financing Auth. Special
             Tax Rev., Series 2005 B, 5.40%,
             9/1/35                                                    1,545,666
    750,000  California Communities
             Development Auth. Rev., (Thomas
             Jefferson School of Law), 7.75%,
             10/1/31, Prerefunded at 101% of
             Par(1)                                                      930,968
  2,000,000  California Mobilehome Park
             Financing Auth. Rev., Series 2003
             B, (Palomar Estates E&W),
             7.00%, 9/15/36                                            2,185,600
  4,000,000  City of Vallejo COP, (Marine World
             Foundation), 7.00%, 2/1/17                                4,198,528
  4,500,000  El Dorado Special Tax Rev.,
             (Community Facility District
             No. 1), 5.25%, 9/1/35                                     4,603,860
  2,420,000  Golden State Tobacco
             Securitization Corp. Rev., Series
             2003 A-1, 6.75%, 6/1/39                                   2,792,414
    500,000  Golden State Tobacco
             Securitization Corp. Rev., Series
             2003 A-1, 6.625%, 6/1/40                                    570,690
    910,000  Hawaiian Gardens COP, Series
             2000 A, 8.00%, 6/1/23                                       975,802
  2,235,000  Independent Cities Lease Finance
             Auth. Rev., Series 2004 A,
             (Morgan Hill - Hacienda Various
             Projects), 5.90%, 11/15/34                                2,347,599
  2,000,000  Indio Redevelopment Agency Tax
             Allocation Rev., Series 2004 B,
             (Sub-Merged Project Area),
             6.50%, 8/15/34                                            2,121,740
  1,000,000  Jurupa Community Services
             District Special Tax, Series 2005
             A, (Community Facilities District
             No. 12), 5.15%, 9/1/35                                    1,007,850
  1,810,000  Murrieta Community Facilities
             District No. 3 Special Tax Rev.,
             (Creekside Village Improvement
             Area No. 1), 5.20%, 9/1/35                                1,827,231
  2,000,000  Northern Mariana Islands
             Commonwealth GO, Series 2003
             A, 6.75%, 10/1/33                                         2,211,380
  1,390,000  Perris Community Facilities
             District No. 3, Series 2005 A,
             (Improvement Area No. 2), 5.30%,
             9/1/35                                                    1,424,138
  3,000,000  Perris Public Financing Auth.
             Special Tax Rev., Series 2003 A,
             6.25%, 9/1/33                                             3,286,230

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

  1,800,000  Roseville Special Tax Rev.,
             (Community Facilities District
             No.1-Fiddyment), 5.10%, 9/1/36                            1,812,474
  2,000,000  Roseville Special Tax Rev.,
             (Community Facilities District
             No.1-Westpark), 5.20%, 9/1/36                             2,033,220
  1,000,000  Soledad Special Assessment,
             (Diamond Ridge Assessment
             District No. 02-01), 6.75%, 9/2/33                        1,112,380
  1,600,000  Vallejo Multifamily Housing Rev.,
             Series 1998 B, (Solano Affordable
             Housing), 8.25%, 4/1/39
             (Acquired 12/12/02, Cost
             $1,731,824)(2)                                            1,775,216
                                                                 ---------------
                                                                      41,047,126
                                                                 ---------------
COLORADO - 6.5%
  3,000,000  Denver Health & Hospital Auth.
             Healthcare Rev., Series 2004 A,
             6.25%, 12/1/33                                            3,327,510
    640,000  Douglas County School District
             No. Re-1 GO, Series 2002 B,
             (Douglas & Elbert Counties),
             5.75%, 12/15/12, Prerefunded at
             100% of Par (FSA/State Aid
             Withholding)(1)                                             736,205
  3,000,000  One Horse Business Improvement
             District Rev., 6.00%, 6/1/24(3)                           3,160,050
  1,500,000  Plaza Metropolitan District No. 1
             Rev., 8.00%, 12/1/25                                      1,675,335
  2,000,000  Todd Creek Farms Metropolitan
             District No. 1 Rev., 5.60%,
             12/1/14                                                   2,010,560
  1,500,000  Todd Creek Farms Metropolitan
             District No. 1 Rev., 6.125%,
             12/1/19                                                   1,510,350
                                                                 ---------------
                                                                      12,420,010
                                                                 ---------------
CONNECTICUT - 0.6%
  1,000,000  Connecticut Development Auth.
             Industrial Rev., (Afco Cargo
             BDL-LLC), 8.00%, 4/1/30                                   1,092,330
                                                                 ---------------
DISTRICT OF COLUMBIA - 1.0%
  1,000,000  District of Columbia COP, (Public
             Safety & Emergency), 5.50%,
             1/1/19 (Ambac)                                            1,109,470
    750,000  Metropolitan Washington D.C.
             Airports Auth. General Rev., Series
             2001 A, 5.50%, 10/1/18 (MBIA)                               821,828
                                                                 ---------------
                                                                       1,931,298
                                                                 ---------------
FLORIDA - 17.1%
  2,800,000  Anthem Park Community
             Development District Rev., 5.80%,
             5/1/36                                                    2,874,648
     50,000  Arbor Greene Community
             Development District Special
             Assessment, 5.75%, 5/1/06                                    50,461
  1,500,000  Bartam Park Community
             Development Special Assessment,
             5.30%, 5/1/35                                             1,529,160
  4,000,000  Concorde Estates Community
             Development District Rev., Series
             2004 B, 5.00%, 5/1/11                                     4,051,879
  1,110,000  Covington Park Community
             Development District Rev., Series
             2004 B, (Capital Improvement),
             5.30%, 11/1/09                                            1,124,175
    990,000  Double Branch Community
             Development District Special
             Assessment, Series 2002 A,
             6.70%, 5/1/34                                             1,089,168
  1,125,000  Double Branch Community
             Development District Special
             Assessment, Series 2003 C,
             5.125%, 5/1/08                                            1,136,858

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

  4,815,000  Dupree Lakes Community
             Development District Rev., 5.00%,
             11/1/10                                                   4,859,393
    520,000  Fleming Island Plantation
             Community Development District
             Special Assessment, Series 2000
             B, 7.375%, 5/1/31                                           563,186
    920,000  Gateway Services Community
             Development District Special
             Assessment, Series 2003 B, (Sun
             City Center - Fort Meyers),
             5.50%, 5/1/10                                               932,300
    730,000  Heritage Harbor South Community
             Development District Rev., Series
             2002 B, 5.40%, 11/1/08                                      738,848
  2,000,000  Lake Ashton II Community
             Development District Rev., Series
             2005 B, 4.875%, 11/1/10                                   2,019,600
    935,000  Middle Village Community
             Development District Special
             Assessment, Series 2004 B,
             5.00%, 5/1/09                                               945,416
  1,500,000  Midtown Miami Community
             Development District Special
             Assessment, Series 2004 A,
             6.25%, 5/1/37(3)                                          1,601,625
  1,000,000  Orange County School Board COP,
             Series 2002 A, 5.50%, 8/1/19
             (MBIA)                                                    1,118,310
    400,000  Reunion East Community
             Development District Special
             Assessment Rev., Series 2002 B,
             5.90%, 11/1/07                                              405,104
  1,245,000  South-Dade Venture Community
             Development District Rev.,
             6.125%, 5/1/34                                            1,332,997
  2,790,000  Sterling Hill Community
             Development District Special
             Assessment, Series 2003 B,
             5.50%, 11/1/10                                            2,828,418
    380,000  Stoneybrook West Community
             Development District Special
             Assessment, Series 2000 A,
             7.00%, 5/1/32                                               410,894
    965,000  Waterchase Community
             Development District Rev., Series
             2001 A, 6.70%, 5/1/32                                     1,042,142
  2,000,000  Westchester Community
             Development District No. 1 Special
             Assessment, (Infrastructure),
             6.125%, 5/1/35                                            2,123,440
                                                                 ---------------
                                                                      32,778,022
                                                                 ---------------
GEORGIA - 1.1%
    650,000  Atlanta Water & Wastewater Rev.,
             Series 1999 A, 5.50%, 11/1/18
             (FGIC)                                                      763,237
  1,300,000  Gwinnett County Water & Sewer
             Auth. Rev., 4.00%, 8/1/14                                 1,350,596
                                                                 ---------------
                                                                       2,113,833
                                                                 ---------------
GUAM - 0.6%
    390,000  Guam International Airport Auth.
             Rev., Series 2003 A, 4.00%,
             10/1/10 (MBIA)                                              403,779
    690,000  Guam International Airport Auth.
             Rev., Series 2003 A, 4.00%,
             10/1/11 (MBIA)                                              714,867
                                                                 ---------------
                                                                       1,118,646
                                                                 ---------------
ILLINOIS - 1.7%
  3,000,000  Chicago Tax Increment Allocation
             Rev., Series 2004 B, (Pilsen
             Redevelopment), (Junior Lien),
             6.75%, 6/1/22                                             3,194,130
                                                                 ---------------
MARYLAND - 3.8%
  1,250,000  Anne Arundel County Special
             Obligation Rev., (Arundel Mills),
             7.10%, 7/1/09, Prerefunded at
             102% of Par(1)                                            1,450,213

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

  1,000,000  Anne Arundel County Special
             Obligation Rev., (National Business
             Park), 7.375%, 7/1/10,
             Prerefunded at 102% of Par(1)                             1,201,630
  1,000,000  Baltimore Rev., (North Locust
             Point), 5.50%, 9/1/34                                     1,014,840
  1,000,000  Maryland Industrial Development
             Financing Auth. Rev., Series 2005
             A, (Our Lady of Good Counsel
             High School), 6.00%, 5/1/35                               1,040,660
  1,250,000  Prince Georges County Rev.,
             (Victoria Falls), 5.25%, 7/1/35(4)                        1,271,175
  1,224,000  Prince Georges County Rev.,
             (Woodview Village Phase II -
             Subdistrict), 7.00%, 7/1/32                               1,330,659
                                                                 ---------------
                                                                       7,309,177
                                                                 ---------------
MASSACHUSSETTS - 1.1%
  2,000,000  Massachusetts School Building
             Auth. Rev., Series 2005 A, 5.00%,
             8/15/30 (FSA)                                             2,143,360
                                                                 ---------------
MISSOURI - 0.7%
    860,000  Missouri Bottom Transportation
             Development District Hazelwood
             Rev., 7.20%, 5/1/33                                         926,246
    445,000  Missouri Housing Development
             Commission Mortgage Rev., Series
             1998 B2, (Single Family), 6.40%,
             9/1/29                                                      447,452
                                                                 ---------------
                                                                       1,373,698
                                                                 ---------------
NEVADA - 9.4%
  1,095,000  Clark County Improvement District
             No. 121 Special Assessment,
             (Southern Highlands Area),
             7.50%, 12/1/19                                            1,195,773
  3,000,000  Clark County Improvement District
             No. 142 Special Assessment,
             5.50%, 8/1/12                                             3,104,519
    695,000  Clark County Improvement
             Districts No. 108 & 124 Special
             Assessment, Series 2003 B,
             5.25%, 2/1/12                                               714,967
    735,000  Clark County Improvement
             Districts No. 108 & 124 Special
             Assessment, Series 2003 B,
             5.375%, 2/1/13                                              758,108
    705,000  Clark County Improvement
             Districts No. 108 & 124 Special
             Assessment, Series 2003 B,
             5.40%, 2/1/14                                               728,075
  1,565,000  Henderson Local Improvement
             Districts No. T-14 Special
             Assessment, 5.25%, 3/1/13                                 1,618,992
  1,560,000  Henderson Local Improvement
             Districts No. T-15 Special
             Assessment, 6.10%, 3/1/24                                 1,613,882
  1,000,000  Henderson Local Improvement
             Districts No. T-16 Special
             Assessment, (The Falls at Lake
             Las Vegas), 5.00%, 3/1/20                                 1,004,560
  1,105,000  Henderson Redevelopment Agency
             Tax Allocation Rev., Series 2002
             B, 7.10%, 10/1/22                                         1,218,716
    350,000  Henderson Redevelopment Agency
             Tax Allocation Rev., Series 2002
             B, 7.20%, 10/1/25                                           386,901
  1,275,000  Las Vegas Improvement District
             No. 607 Special Assessment,
             5.50%, 6/1/13                                             1,316,425
    490,000  Las Vegas Improvement District
             No. 808 Special Assessment,
             (Summerlin Area), 5.40%, 6/1/06                             496,297
    495,000  Las Vegas Improvement District
             No. 808 Special Assessment,
             (Summerlin Area), 5.70%, 6/1/08                             511,889
  1,155,000  North Las Vegas Improvement
             District No. 60 Special
             Assessment, (Aliante), 5.25%,
             12/1/10                                                   1,195,113
    490,000  North Las Vegas Improvement
             District No. 60 Special
             Assessment, (Aliante), 5.60%,
             12/1/12                                                     507,032

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

    745,000  Reno Special Assessment District
             No. 4 Rev., (Somersett Parkway),
             5.20%, 12/1/10                                              768,058
    785,000  Reno Special Assessment District
             No. 4 Rev., (Somersett Parkway),
             5.45%, 12/1/11                                              809,351
                                                                 ---------------
                                                                      17,948,658
                                                                 ---------------
NEW JERSEY - 6.9%
  1,000,000  New Jersey Economic
             Development Auth. COP, Series
             1999 A, (Transportation Sublease),
             6.00%, 5/1/09, Prerefunded at
             100% of Par (FSA)(1)                                      1,101,740
  3,700,000  New Jersey Economic
             Development Auth. Rev., Series
             2005 A, (Cranes Mill), 5.10%,
             6/1/27(3)                                                 3,680,464
  4,000,000  Tobacco Settlement Financing
             Corp. Rev., 6.00%, 6/1/37                                 4,305,839
  3,835,000  Tobacco Settlement Financing
             Corp. Rev., 6.125%, 6/1/42                                4,128,109
                                                                 ---------------
                                                                      13,216,152
                                                                 ---------------
NEW MEXICO - 1.3%
  1,490,000  Cabezon Public Improvement
             District Special Tax Rev., 6.30%,
             9/1/34                                                    1,514,466
  1,000,000  Ventana West Public Improvement
             District Special Levy Rev.,
             6.875%, 8/1/33                                            1,075,040
                                                                 ---------------
                                                                       2,589,506
                                                                 ---------------
NEW YORK - 1.1%
  1,000,000  Onondaga County Industrial
             Development Auth. Rev., (Air
             Cargo), 7.25%, 1/1/32                                     1,040,710
  1,000,000  Westchester Tobacco Asset
             Securitization Rev., 5.125%,
             6/1/38                                                    1,009,090
                                                                 ---------------
                                                                       2,049,800
                                                                 ---------------
OHIO - 2.9%
  1,160,000  Hebron Waterworks Rev., 5.875%,
             12/1/25                                                   1,212,386
    745,000  Hebron Waterworks Rev., 6.125%,
             12/1/29                                                     788,851
  1,800,000  Pinnacle Community
             Infrastructure Financing Facilities
             Auth. Rev., Series 2004 A, 6.25%,
             12/1/36                                                   1,880,693
    500,000  Plain Local School District GO,
             5.50%, 12/1/19 (FGIC)                                       559,150
  1,100,000  Port of Greater Cincinnati
             Development Auth. Special
             Assessment, (Cooperative Public
             Parking Infrastructure), 6.40%,
             2/15/34                                                   1,179,244
                                                                 ---------------
                                                                       5,620,324
                                                                 ---------------
OKLAHOMA - 0.4%
    750,000  Oklahoma City Industrial &
             Cultural Facilities Trust Rev.,
             6.75%, 1/1/23                                               755,738
                                                                 ---------------
PENNSYLVANIA - 3.6%
  2,750,000  Allegheny County Redevelopment
             Auth. Tax Allocation, (Pittsburgh
             Mills), 5.10%, 7/1/14                                     2,872,870
  1,000,000  Allegheny County Redevelopment
             Auth. Tax Allocation, (Pittsburgh
             Mills), 5.60%, 7/1/23                                     1,055,900
  1,325,000  Chartiers Valley School District
             GO, Series 2004 A, 5.00%,
             10/15/20 (FSA/State Aid
             Withholding)                                              1,441,759

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

  1,000,000  Langhorne Manor Boro Higher
             Education Auth. Rev., (Philadelphia
             Biblical University), 5.50%, 4/1/25                       1,013,700
    530,000  New Morgan Municipal Auth.
             Office Rev., Series 1999 A,
             (Commonwealth Office), 5.375%,
             6/1/08                                                      526,656
                                                                 ---------------
                                                                       6,910,885
                                                                 ---------------
RHODE ISLAND - 0.3%
    500,000  Cranston GO, 6.375%, 11/15/09,
             Prerefunded at 101% of Par
             (FGIC)(1)                                                   568,040
                                                                 ---------------
TENNESSEE - 2.7%
  1,500,000  Chattanooga Health Educational &
             Housing Facility Board Rev.,
             Series 2005 B, (Campus
             Development Foundation, Inc.
             Phase I LLC), 5.50%, 10/1/20                              1,517,580
  3,565,000  Chattanooga Health Educational &
             Housing Facility Board Rev.,
             Series 2005 B, (Campus
             Development Foundation, Inc.
             Phase I LLC), 6.00%, 10/1/35                              3,659,152
                                                                 ---------------
                                                                       5,176,732
                                                                 ---------------
TEXAS - 2.2%
    710,000  Abia Development Corp. Airport
             Facilities Rev., (Aero Austin L.P.),
             6.75%, 1/1/11                                               714,161
    400,000  Bexar County Health Facilities
             Development Corp. Rev., (Army
             Retirement Residence), 6.125%,
             7/1/22                                                      435,256
  1,000,000  Bexar County Health Facilities
             Development Corp. Rev., (Army
             Retirement Residence), 6.30%,
             7/1/32                                                    1,086,900
  2,000,000  Pearland Development Auth. Rev.,
             5.50%, 9/1/28                                             2,072,940
                                                                 ---------------
                                                                       4,309,257
                                                                 ---------------
UTAH - 0.8%
    175,000  Bountiful Hospital Rev., (South
             Davis Community Hospital),
             5.125%, 12/15/05                                            175,546
  1,235,000  West Valley City Rev., Series 2001
             A, 5.50%, 7/15/15 (MBIA)                                  1,373,691
                                                                 ---------------
                                                                       1,549,237
                                                                 ---------------
VIRGINIA - 1.1%
  2,000,000  Tobacco Settlement Financing
             Corp. Rev., 5.625%, 6/1/37                                2,078,920
                                                                 ---------------
WASHINGTON - 0.7%
    860,000  Cowlitz County Kelso School
             District No. 458 GO, 5.75%,
             12/1/18 (FSA)                                               973,451
    250,000  Port of Seattle Rev., Series 2000
             B, 6.00%, 2/1/15 (MBIA)                                     289,435
                                                                 ---------------
                                                                       1,262,886
                                                                 ---------------
WISCONSIN - 1.1%
  2,000,000  Wisconsin State Health &
             Educational Facilities Auth. Rev.,
             Series 2004 A, (Southwest Health
             Center), 6.25%, 4/1/34                                    2,054,620
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           184,393,636
(Cost $175,786,282)                                              ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL SECURITIES - 2.6%
ARIZONA - 0.3%
    550,000  Pima County Industrial
             Development Auth. Rev., VRDN,
             2.60%, 9/1/05 (SBBPA: Societe
             Generale)                                                   550,000
                                                                 ---------------
FLORIDA - 0.1%
    170,000  Broward County Health Facilities
             Auth. Rev., (John Knox Village),
             VRDN, 2.50%, 9/1/05 (RADIAN)
             (SBBPA: SunTrust Bank)                                      170,000
                                                                 ---------------
MICHIGAN - 0.2%
    450,000  Michigan State University Rev.,
             Series 2002 A, VRDN, 2.30%,
             9/1/05                                                      450,000
                                                                 ---------------
MONTANA - 0.8%
  1,500,000  City of Forsyth Rev., (Pacificorp),
             VRDN, 2.45%, 9/1/05 (LOC: BNP
             Paribas)                                                  1,500,000
                                                                 ---------------
PENNSYLVANIA - 0.8%
  1,550,000  Delaware County Industrial
             Development Auth. Rev., (Exelon),
             VRDN, 2.45%, 9/1/05 (LOC:
             Wachovia Bank N.A.)                                       1,550,000
                                                                 ---------------
TENNESSEE - 0.4%
    770,000  Montgomery County Public
             Building Auth. Rev., (Tennessee
             County Line Pool), VRDN, 2.33%,
             9/1/05 (LOC: Bank of America N.A.)                          770,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  4,990,000
(Cost $4,990,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
    387,000  Federated Tax-Free Obligation
             Fund, 2.31%, 9/1/05                                         387,000
                                                                 ---------------
(Cost $387,000)

TOTAL INVESTMENT SECURITIES - 99.0%                                  189,770,636
                                                                 ---------------
(COST $181,163,282)
OTHER ASSETS AND LIABILITIES - 1.0%                                    1,847,456
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $191,618,092
                                                                 ===============

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS*

                          Expiration           Underlying Face       Unrealized
Contracts Sold               Date              Amount at Value       Gain (Loss)
--------------------------------------------------------------------------------
60 U.S. Treasury
10-Year Notes             December 2005         $6,724,688            $(67,635)
                                               =================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2005.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2005, was $1,775,216, which represented 0.9% of net assets.
(3) Security, or a portion thereof, has been segregated for a when-issued security and/or futures contracts.
(4) When-issued security.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                 $181,163,282
                                             ===============
Gross tax appreciation of investments           $  8,619,763
Gross tax depreciation of investments                (12,409)
                                             ---------------
Net tax appreciation of investments             $  8,607,354
                                             ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    October 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:    October 28, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    October 28, 2005